UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08050
                                                     ---------
                             Asia Tigers Fund, Inc.
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                               New York, NY 10166
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Simpson Thacher Bartlett LLP
                        425 Lexington Avenue, 23rd Floor
                               New York, NY 10017
           -----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4711
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------

             Date of reporting period: July 1, 2003 - June 30, 2004
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss. ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                 PROXY VOTING RECORD
                       FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004

The Asia Tigers Fund         Proxy Voting Compliance Sheet   from July 1st, 2003


COUNTRY    ISSUER       CUSIP     MEETING    SUBJECT                                         PROPOSED BY        VOTE      VOTE FOR
                          /       DATE       OF VOTE                                         MANAGEMENT OR                OR AGAINST
                        SEDOL     (MM/DD/YY) DESCRIPTION                                     SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Singapore  Singapore    5392263   08/29/03   Report and accept all reports.                  Management        For        For
           Telecom
                                             Declare a dividend.                             Management        For        For

                                             (Re)Elect Mr. Lee Hsien Yang                    Management        For        For
                                             as Director.

                                             (Re)Elect Mr. Quek Poh Huat                     Management        For        For
                                             as Director.

                                             (Re)Elect Mr. Heng Swee Keati                   Management        For        For
                                             as Director.

                                             (Re)Elect Mr. Simon Israili                     Management        For        For
                                             as Director.

                                             (Re)Elect Prof. Tommy Kohl                      Management        For        For
                                             as Director.

                                             Approve payment of Directors                    Management        For        For
                                             fees.

                                             Appoint auditors for this year.                 Management        For        For

                                             Authorize Directors to allot                    Management        For        For
                                             and issue shares in the
                                             capitol of the company.

                                             Approve new SingTel. Performance Share          Management        For        For
                                             plan to Certain members of the company.

                                             Approve issue of SingTel. performance Share     Management        For        For
                                             plan as an exception to ASX Listing.

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

COUNTRY    ISSUER       CUSIP     MEETING    SUBJECT                                         PROPOSED BY        VOTE      VOTE FOR
                          /       DATE       OF VOTE                                         MANAGEMENT OR                OR AGAINST
                        SEDOL     (MM/DD/YY) DESCRIPTION                                     SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Singapore  Singapore    5392263   08/29/03   Approve the participation by                    Management        For        For
           Telecom                           the relevant person in the
           (Cont.)                           SingTel Performance Share plan.

                                             Authorize the Directors to                      Management        For        For
                                             purchase and / or otherwise
                                             acquire ordinary shares in the
                                             issued share capitol of the company.

                                             Amend and renumber articles                     Management        For        For
                                             in Articles of Association of the
                                             company as needed.

                                             Authorize Directors to issue                    Management        For        For
                                             Shares in the capitol of the Company by
                                             way of rights, Bonus or otherwise.

Thailand   Bangkok      5949681   09/03/03   Approve minutes of 2003 AGM.                    Management        For        For
           Expressway
                                             Approve the issueance and                       Management        For        For
                                             Offering of secured debentures.

                                             Other Matters.                                  Management        Abstain    Abstain

Hong Kong  Cafe De      5991701   09/24/03   Report and accept all reports.                  Management        For        For
           Coral
                                             Declare a dividend.                             Management        For        For

                                             Reelect the Directors and fix                   Management        For        For
                                             Remuneration.

                                             Reappoint the Auditors and allow                Management        For        For
                                             Directors to fix remuneration.


COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Cafe De      5991701    09/24/03   Authorize Directors to deal with               Management        For        For
           Coral (Cont)                       shares in the capitol of the company as
                                              they agree.

                                              Authorize Directors to purchase                Management        Against    Against
                                              shares during the relevant
                                              period.

                                              Approve and adopt new share                    Management        For        For
                                              option scheme.

India      Nicholas     6135746    09/19/03   New Meeting / Ballot                           Management        For        For
           Piramal

Hong Kong  Li & Fung    G5485F144  09/22/03   New meeting / ballot                           Management        For        For

India      Hindustan    Y3224R123  09/24/03   Report and accept all reports.                 Management        For        For
           Petroleum
                                              Declare a dividend.                            Management        For        For

                                              Reappoint Mr. S. Vijayaraghavan                Management        For        For
                                              as Director.

                                              Reappoint Dr. B. Mohanty as                    Management        For        For
                                              Director.

                                              Reappoint Mr. Rajesh V. Shah                   Management        For        For
                                              as Director.

                                              Reappoint Mr. N.K. Puri as                     Management        For        For
                                              Director.

                                              Approve remuneration for                       Management        For        For
                                              Statutory Auditors for coming year,

                                              Reappoint Mr. M.S. Srinivasan                  Management        For        For
                                              as Director.

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

COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Hindustan    Y3224R123  09/24/03   Reappoint Mr. C. Ramulu as                      Management       For        For
           Petroleum                          Director.
           (Cont.)
                                              Authorize company to undertake Activities      Management        For        For
                                              in upstream energy Sector and appoint a
                                              committee to Oversee actions and
                                              operations.

Korea      Kangwon      Y4581L105  09/30/03  Elect Directors.                                Management        For        For
           Land
                                             Amend the Articles of                           Management        For        For
                                             Incorporation.

                                             Appoint Directors.                              Management        For        For


Thailand   Lalin        Y51568114  09/25/03  Approve minutes from the                        Management        For        For
           Properties                        April 2003 meeting.

                                             Approve appointment of                          Management        For        For
                                             Director.

                                             Amend par value per share from                  Management        For        For
                                             BAHT 1/share split share.

                                             Approve the issuance and offer                  Management        For        For
                                             For sale of debentures.

                                             Any other business.                             Management        For        For


Hong Kong  Hopewell     Y37129148  10/21/03  Receive and approve financial                   Management        For        For
           Holdings                          statements.

                                             Declare a dividend.                             Management        For        For

                                             Re-elect Directors and fix                      Management        For        For
                                             remuneration.

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

COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Hopewell     Y37129148  10/21/03   Reappoint Auditors and fix                     Management        For        For
           Holdings                           remuneration.
           (Cont.)
                                              Authorize company to do a                      Management        For        For
                                              share repurchase.

                                              Authorize company to allot                     Management        For        For
                                              or deal with additional shares
                                              of the company as needed.

                                              Approve to extend general                      Management        For        For
                                              Mandate granted to Directors for
                                              previous resolution.

China      China        Y77421108  10/10/03   Approve issue of convertible                   Management        For        For
           Vanke                              bonds in China.

                                              Approve the feasibility on the                 Management        Abstain    Abstain
                                              Investment projects with the Proceeds
                                              from this issuance.

                                              Approve Board's statements on                  Management        For        For
                                              the use of proceeds from previous
                                              issuance and auditing report from the
                                              accounting firm.

                                              Approve associated transaction of              Management        Abstain    Abstain
                                              asset transfer.


Malaysia   Maxis        Y5903J108  09/29/03   Give outside company option to                 Management        For        For
           Communications                     buy up to 25% stake in its'
                                              subsidiary company.

                                              Allow outside company to partake               Management        For        For
                                              in day to day transactions without
                                              preference or doing determent to
                                              minority shareholders.


COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Maxis        Y5903J108  09/29/03   Authorize company to enter into                Management        For        For
           Communications                     recurring party transactions
                                              of a revenue nature with SRG Asia
                                              pacific.

                                              Authorize company to enter into                Management        For        For
                                              recurring party transactions of a
                                              revenue nature with Binariang
                                              satellite Systems.

                                              Authorize company to enter into                Management        For        For
                                              recurring party transactions of a
                                              revenue nature with Tanjong
                                              Golden Village.

                                              Authorize company to enter into                Management        For        For
                                              recurring party transactions of a
                                              revenue nature with Arena
                                              Johan.

                                              Authorize company to enter into                Management        For        For
                                              recurring party transactions of a
                                              revenue nature with six separate
                                              smaller companies.

                                              Authorize company to enter into                Management        For        For
                                              recurring party transactions of a
                                              revenue nature with Hei Tech Padu
                                              Berhad.


India      Bharat Heavy Y0882L117  9/30/03    Receive, approve and adopt all                 Management        For        For
           Electricals                        audited reports.

                                              Declare a dividend.                            Management        For        For

                                              Reappoint Mr. A.C. Wadhawan as                 Management        For        For
                                              Director.

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

COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Bharat Heavy Y0882L117  9/30/03    Reappoint Dr. Anand Parker as                  Management        For        For
           Electricals                        Director.
           (Cont.)
                                              Reappoint Mr. G.P. Gupta as                    Management        For        For
                                              Director.

                                              Approve to fix remuneration of                 Management        For        For
                                              Auditors.

                                              Appoint Mr. Ishan Shankar as                   Management        For        For
                                              Director.

                                              Appoint Mr. A. Didar Singh as                  Management        For        For
                                              Director.


Malaysia   Hong Leong   6436892    10/13/03   Authorize bank to enter into                   Management        Against    Against
           Bank                               recurrent related party
                                              transactions with HLCM.

                                              Authorize bank to enter into                   Management        Against    Against
                                              recurrent related party transactions
                                              with HLBB.

                                              Authorize bank to enter into                   Management        Against    Against
                                              recurrent related party transactions
                                              with Ybhg Tan Sri Dato Zaki Bin
                                              Tun Azmi.

                                              Receive and consider audited                   Management        For        For
                                              financial statements.

                                              Declare a dividend.                            Management        For        For

                                              Approve Directors fees for the year.           Management        For        For

                                              Reappoint Mr. Ybhg Datuk Dr.                   Management        For        For
                                              Hussein Awang as Director.

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

COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

Malaysia   Hong Leong   6436892    10/13/03   Receive and consider audited                   Management        For        For
           Bank (Cont.)                       financial reports.

                                              Declare a dividend.                            Management        For        For

                                              Approve payment of Directors                   Management        For        For
                                              Fees to be divided as determined.

                                              Re-elect Mr. Ybhg Datuk Dr.                    Management        For        For
                                              Hussein Awang as Director.

                                              Re-elect Mr. Tan Keok Yin as                   Management        For        For
                                              Director.

                                              Re-elect Mr. Chew Feng Cheng                   Management        For        For
                                              As Director.

                                              Re-elect Ms. Yvonne Chia as                    Management        For        For
                                              Director.

                                              Re-elect Mr. Encik Mohammed                    Management        For        For
                                              Nazim Bin Abdul Razak as
                                              Director.

                                              Reappoint auditors and fix their               Management        For        For
                                              Remuneration.

                                              Authorize Directors to issue                   Management        For        For
                                              Shares as they see fit within guides.

                                              Transact any other business.                   Management        Abstain    Abstain

Malaysia   IOI Corp     6463492    10/21/03   Receive and adopt financial                    Management        For        For
                                              statements.

                                              Reelect Datuk Hj Mohd Khalil b                 Management        For        For
                                              Dato' Hj Mohd Nor as Director.


COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   IOI Corp     6463492    10/21/03   Reelect Mr. Lee Cheng Leang                    Management        For        For
           (Cont.)                            as Director.

                                              Reelect Mr. Chan Fong Ann as                   Management        For        For
                                              Director.

                                              Approve to increase Directors                  Management        For        For
                                              and authorize them to distribute
                                              as deemed appropriate.

                                              Reappoint auditors and fix their               Management        For        For
                                              remuneration.

                                              Allow Directors to allot and issue             Management        Against    Against
                                              shares as they see fit.

                                              Allow Directors to allot and issue             Management        Against    Against
                                              shares as they see fit and allow them to
                                              get approval from KLSE for listing and
                                              quotation of additional shares.

                                              Approve company to utilize up to 10% of        Management        For        For
                                              shareholders equity to purchase share
                                              capitol and use it for any manner they
                                              deem needed.

                                              Approve renewal of shareholders                Management        Against    Against
                                              mandate, allowing company to
                                              conduct relevant transactions of a
                                              business nature for day to day operations.

                                              Transact other business.                       Management        Abstain    Abstain

Malaysia   Berjaya      6331566    10/22/03   Allow company to conduct relevant              Management        Against    Against
           Sports                             transactions of a business nature for
                                              day-to-day operations.

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

COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Berjaya      6331566    10/22/03   Allow Directors to allot and                   Management        Against    Against
           Sports                             issue shares as they see fit and
                                              (Cont.) allow them to get approval from
                                              KLSE for listing and quotation of
                                              additional shares.

China      China        6803719    10/27/03   Approve of issuance of convertible bonds       Management        For        For
           Vanke                              in China.

                                              Approve feasibility on investment              Management        For        For
                                              projects with proceeds from bonds.

                                              Approve Board statement from                   Management        For        For
                                              previous issuance and audit.

                                              Approve associated action of                   Management        Abstain    Abstain
                                              asset transfer.

Hong       Sun Hung     5724394    11/18/03   Receive and approve all financial              Management        For        For
Kong       Kai Properties                     statements and records.

                                              Declare a dividend                             Management        For        For

                                              Re-elect Directors and fix their               Management        For        For
                                              remuneration.

                                              Reappoint auditors and fix their               Management        For        For
                                              remuneration.

                                              Authorize Directors to repurchase              Management        For        For
                                              shares of the company.

                                              Authorize Directors to deal with               Management        Abstain    Abstain
                                              shares as decided.

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

COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong       Sun Hung     5724394    11/18/03   Authorize Directors to exercise                Management        Abstain    Abstain
Kong       Kai                                powers from previous resolution
           Properties                         of the amount representing nominal
           (Cont.)                            capitol purchased under resolution 5.

                                              Transact any other business.                   Management        Abstain    Abstain

Hong       Hopewell     5816956    10/21/03   Approve grant of options under                 Management        For        For
Kong       Holdings                           existing share option scheme.

                                              Create a New Share option scheme               Management        Against    Against
                                              and nullify the existing share
                                              option scheme.

Malaysia   IOI Corp     6463492    10/23/03   Approve company acquisition                    Management        For        For
                                              3 million shares from BA and
                                              creation of new shares.

                                              Approve company acquisition                    Management        For        For
                                              4 million shares from BA and
                                              creation of new shares

                                              Approve company acquisition                    Management        For        For
                                              6 million shares from BA and
                                              creation of new shares

                                              Approve company acquisition                    Management        For        For
                                              5 million shares from BA and
                                              creation of new shares

                                              Approve company acquisition                    Management        For        For
                                              500,000 shares from BA and
                                              creation of new shares


COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Esprit       0478920    11/26/03   Receive and approve financial                  Management        For        For
                                              reports from year.

                                              Declare a dividend.                            Management        For        For
                                              Declare a special dividend.                    Management        For        For

                                              Reelect Directors.                             Management        For        For

                                              Reappoint auditors.                            Management        For        For

                                              Authorize Directors to purchase                Management        For        For
                                              shares of the Company.

                                              Authorize Directors to allot,                  Management        For        For
                                              issue or deal with additional shares
                                              as they see fit for benefit of the
                                              Company.

                                              Set amount of shares that the                  Management        For        For
                                              Directors can allot.

China      Travelsky    6321954    12/05/03   Elect Mr. Ma Tiesheng as a                     Management        For        For
           Technology                         Director for three years.
           (Revoted
           on 11/14                           Elect Mr. Wang Quanhua as a                    Management        For        For
           as agenda                          Director for three years.
           changed.)
                                              Elect Mr. Cao Jianxciong as a                  Management        For        For
                                              Director for three years.

                                              Elect Mr. Zhang Xueren as a                    Management        For        For
                                              Director for three years.

                                              Elect Mr. Zhu Yong as a                        Management        For        For
                                              Director for three years.

                                              Elect Mr. Rong Gang as a                       Management        For        For
                                              Director for three years.


COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
China      Travelsky    6321954    12/05/03   Elect Mr. Yang Yatie as a                      Management        For        For
           (Cont.)                            Director for three years.

                                              Elect Mr. Ding Weiping as a                    Management        For        For
                                              Director for three years.

                                              Elect Mr. Song Jinxiang as a                   Management        For        For
                                              Director for three years.

                                              Elect Mr. Chen Zhenyou as a                    Management        For        For
                                              Director for three years.

                                              Elect Mr. Si Yupei as a                        Management        For        For
                                              Director for three years.

                                              Elect Mr. Song Jian as a                       Management        For        For
                                              Director for three years.

                                              Elect Mr. Wu Jaipei as a                       Management        For        For
                                              Non executive Director for
                                              three years.

                                              Elect Mr. Chow Kwok Wah                        Management        For        For
                                              James as a Non executive Director
                                              for three years.

                                              Elect Mr. Lee Kwok Ming as a                   Management        For        For
                                              Non executive Director for
                                              three years.

                                              Elect Mr. Li Xiaojun as a                      Management        For        For
                                              Supervisor for the committee
                                              for three years.

                                              Elect Mr. Wu Yingxiang as a                    Management        For        For
                                              Supervisor for the committee
                                              for three years.


COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
China      Travelsky    6321954    12/05/03   Elect Mr. Du Hongying as a Supervisor          Management        For        For
           (Cont.)                            for the committee for three years.

                                              Elect Mr. Zhang Yakun as a Supervisor          Management        For        For
                                              for the committee for three years.

                                              Elect Mr. Wang Yongquiang as a Supervisor      Management        For        For
                                              for the committee for three years.

                                              Elect Mr. Tan Xiaoxi as a Supervisor           Management        For        For
                                              for the committee for three years.

                                              Elect Mr. Zhang Zin as a Supervisor            Management        For        For
                                              for the committee for three years.

                                              Elect Mr. Rao Geping as a Independent          Management        For        For
                                              Supervisor for the Committee for three
                                              years.

                                              Approve that ongoing connected Transactions    Management        Abstain    N/A
                                              be allowed for daily Business.

                                              Amend articles of the company.                 Management        Abstain    N/A

Malaysia   Dialog Group 6258074    11/19/03   Receive and adopt financial statements         Management        For        For
           BHD SHS                            and reports.

                                              Declare and approve payment of a final         Management        For        For
                                              dividend.

                                              Re-elect Mr. Mgau Boon Keat as a               Management        For        For
                                              Director.


COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Dialog Group 6258074    11/19/03   Approve increase in the payment of             Management        For        For
           BHD SHS                            directors fees.
           (Cont.)
                                              Re-elect auditors and fix their                Management        For        For
                                              remuneration.

                                              Authorize Directors to offer and               Management        For        For
                                              grant shares per share option
                                              scheme.

                                              Authorize Directors to allot and Issue         Management        For        For
                                              shares at any time and upon such terms
                                              as they deem fit.

                                              Authorize company to capitalize from           Management        For        For
                                              unappropriated profits and use it to
                                              apply in full to new ordinary shares.

Singapore  Hyflux Ltd   6320058    11/24/03   Amend Articles of Association as               Management        For        For
           SHS                                specified.

                                              Capitalize SGD 3,153,694 from                  Management        For        For
                                              Company's share premium
                                              account to issue bonus shares

                                              Change the rules of employees'                 Management        For        For
                                              share option scheme

                                              To approve that Ms. Oliva Lum                  Management        For        For
                                              Ool Lin can participate in above
                                              share option scheme

                                              To approve the terms to be granted             Management        For        For
                                              to Ms. Oliva Lum Ool Lin subject
                                              to approval of above.


COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
China      Travelsky    6321954    12/05/03   Elect Mr. Ma Tiesheng as a                     Management        For        For
           Technology                         Director for three years.

                                              Elect Mr. Wang Quanhua as a                    Management        For        For
                                              Director for three years.

                                              Elect Mr. Cao Jianxciong as a                  Management        For        For
                                              Director for three years.

                                              Elect Mr. Zhang Xueren as a                    Management        For        For
                                              Director for three years.

                                              Elect Mr. Zhu Yong as a                        Management        For        For
                                              Director for three years.

                                              Elect Mr. Rong Gang as a                       Management        For        For
                                              Director for three years.

                                              Elect Mr. Yang Yatie as a                      Management        For        For
                                              Director for three years.

                                              Elect Mr. Ding Weiping as a                    Management        For        For
                                              Director for three years.

                                              Elect Mr. Song Jinxiang as a                   Management        For        For
                                              Director for three years.

                                              Elect Mr. Li Xiaoguang as a                    Management        For        For
                                              Director for three years.

                                              Elect Mr. Si Yupei as a                        Management        For        For
                                              Director for three years.

                                              Elect Mr. Song Jian as a                       Management        For        For
                                              Director for three years.


COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
China      Travelsky    6321954    12/05/03   Elect Mr. Wu Jaipei as a Non executive         Management        For        For
           Technology                         Director for three years.
           (Cont.)

                                              Elect Mr. Chow Kwok Wah James as               Management        For        For
                                              a Non executive Director for three
                                              years.

                                              Elect Mr. Lee Kwok Ming as a                   Management        For        For
                                              Non executive Director for three
                                              years.

                                              Elect Mr. Li Xiaojun as a                      Management        For        For
                                              Supervisor for the committee for
                                              three years.

                                              Elect Mr. Chen Lihong as a                     Management        For        For
                                              Supervisor for the committee for
                                              three years.

                                              Elect Mr. Du Hongying as a                     Management        For        For
                                              Supervisor for the committee for
                                              three years.

                                              Elect Mr. Zhang Yakun as a                     Management        For        For
                                              Supervisor for the committee for
                                              three years.

                                              Elect Mr. Wang Yongquiang as a                 Management        For        For
                                              Supervisor for the committee for
                                              three years.

                                              Elect Mr. Tan Xiaoxi as a                      Management        For        For
                                              Supervisor for the committee for
                                              three years.


COUNTRY    ISSUER       CUSIP      MEETING    SUBJECT                                        PROPOSED BY        VOTE      VOTE FOR
                          /        DATE       OF VOTE                                        MANAGEMENT OR                OR AGAINST
                        SEDOL      (MM/DD/YY) DESCRIPTION                                    SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
China      Travelsky    6321954    12/05/03   Elect Mr. Zhang Xin as a                       Management        For        For
           Technology                         Supervisor for the committee
           (Cont.)                            for three years.

                                              Elect Mr. Rao Geping as a                      Management        For        For
                                              Independent Supervisor for the
                                              committee for three years.

                                              Approve that ongoing connected                 Management        Abstain    N/A
                                              transactions be allowed for daily
                                              business.

                                              Amend articles of the company.                 Management        Abstain    N/A

Thailand   BEC World    6078142    12/16/03   Approve to certify the minutes                 Management        For        For
           Public Co.                         of the 2003 AGM for shareholders.
           LTD
                                              Acknowledge the payment of                     Management        For        For
                                              interim dividend.

                                              Amend the par value of the shares.             Management        Abstain    N/A

                                              Amend the first paragraph of                   Management        Abstain    N/A
                                              Art. 4 of the company's articles
                                              of association.

                                              Approve the Maleenont Tower                    Management        Abstain    N/A
                                              Lease Agreement.

China      China        16941R108  12/18/03   Approve the major on-going Connected           Management        For        For
           Petroleum &                        transactions and that the board of
           Chemical                           Sinopec Corp. be and hereby
           Corporation                        authorized to do all such further
                                              acts and things in connection with
                                              the on-going transactions.


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
China      China        16941R108      12/18/03      That the de-minimums on-going           Management        For        For
           Petroleum                                 connected transactions be
           & Chemical                                and hereby are approved and
           Corporation                               that the board of Sinopec Corp.
                                                     be and hereby authorized to do
                                                     all such further acts and things
                                                     in connection with the on- going
                                                     transactions.

Thailand   Land and     Y5172C198      01/26/04      Approve the minutes of the AGM          Management        For        For
House Co                                             No. 1/2546

                                                     Approve the amendment in                Management        For        For
                                                     Article 42 of the company's
                                                     articles of association
                                                     About dividend payment

                                                     Approve the allocation of WTS           Management        Abstain    Abstain
                                                     to Employee who act as directors
                                                     of the Company

                                                     Any other business                      Management        Abstain    Abstain

Malaysia   Gamuda BHD   MYL5398OO002   01/8/04       Receive and adopt the audited           Management        For        For
                                                     financial statements for the YE
                                                     31 JUL 2003 and the reports of
                                                     the Directors and the Auditors
                                                     thereon

                                                     Declare a final dividend of 9%          Management        For        For
                                                     per share less 28% income tax for
                                                     the YE 31 JUL 2003

                                                     Approve the payment of Directors'       Management        For        For
                                                     fees for the YE 31 JUL 2003


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Gamuda BHD   MYL5398OO002   01/8/04       Re-elect Mr. Y Bhg Tan Sri              Management        For        For
           (Cont.)                                   Dato' Ir Talha bin Haji
                                                     Mohd Hashim as a Director, who
                                                     retire pursuant to Article 97 of
                                                     the Company's Articles of
                                                     Association

                                                     Re-elect Mr. Y Bhg Tan Sri              Management        For        For
                                                     Dato' Mohd Ramli bin Kushairi
                                                     as a Director, who retire pursuant
                                                     to Article 97 of the Company's Articles
                                                     of Association

                                                     Re-elect Mr. Y Bhg Tan Sri              Management        For        For
                                                     Ab Rahman bin Omar as a
                                                     Director, who retire pursuant to
                                                     Article 97 of the Company's
                                                     Articles of Association

                                                     Re-elect Mr. Y M Raja Dato'             Management        For        For
                                                     Seri Abdul Aziz bin Raja Salim
                                                     as a Director, who retire Pursuant to
                                                     Article 97 of the Company's Articles
                                                     of Association

                                                     Re-elect Mr. Y Bhg Dato' Haji           Management        For        For
                                                     Azmi Mat Nor as a Director, who
                                                     retire pursuant to Article 97 of the
                                                     Company's Articles of Association

                                                     Reappoint Messrs. Ernst &               Management        For        For
                                                     Young, the retiring Auditors
                                                     and authorize the Directorsto fix
                                                     their remuneration


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Gamuda BHD   MYL5398OO002   01/8/04       Authorize the Directors to allot        Management        For        For
           (Cont.)                                   and issue shares in the Company
                                                     at any time and upon such terms
                                                     and conditions and for such
                                                     purposes as the Directors may, in
                                                     their absolute discretion deem
                                                     fit including but not limited to
                                                     such shares as may be issued
                                                     pursuant to the Employees' Share
                                                     Option Scheme of the Company,
                                                     provided that the aggregate
                                                     number of shares issued pursuant
                                                     to this resolution does not
                                                     exceed 10% of the issued share
                                                     capital of the Company for the
                                                     time being and that such
                                                     authority shall continue in force
                                                     until the conclusion of the next
                                                     AGM of the Company

                                                     Authorize the Company                   Management        For        For
                                                     purchase such number of ordinary
                                                     shares of MYR 1.00 each of the
                                                     Company (proposed Share Buy-Back)
                                                     as may be determined by the
                                                     Directors of the Company from
                                                     time to time through the KLSE
                                                     upon such terms and conditions as
                                                     the Directors may deem fit in the
                                                     interest of the Company provided
                                                     that the aggregate number of
                                                     shares to be purchased pursuant
                                                     to this resolution does not
                                                     exceed 10% of the total issued
                                                     and paid-up share capital for the
                                                     time being of the Company.


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Gamuda BHD   MYL5398OO002   01/8/04       Approve to renew the shareholders'      Management        For        For
           (Cont.)                                   mandate for the Company and its
                                                     subsidiaries Gamuda Group to
                                                     enter into recurrent related
                                                     party transaction of a revenue or
                                                     trading nature which is necessary
                                                     forthe Gamuda Group's day-to-day
                                                     operations with Lingkaran Trans
                                                     Kota Sdn Bhd as specified subject
                                                     to the following: i) the
                                                     transaction is carried out in the
                                                     ordinary course of business and
                                                     on normal commercial terms which
                                                     are not more favourable to the
                                                     related parties than those
                                                     generally available to the public
                                                     and are not to the detriment of
                                                     theminority shareholders of the
                                                     Company; and ii) disclosure is
                                                     made in the annual report of the
                                                     aggregate value of transactions
                                                     conducted pursuant to the
                                                     shareholders' mandate during the
                                                     FY based on the following
                                                     information: the type of the
                                                     recurrent related party
                                                     transactions made; and the names
                                                     of the related parties involved
                                                     in each type of the recurrent
                                                     related party transactions made
                                                     and their relationship with the
                                                     Company

Korea      Pohang       Y70334100      3/12/04       Approve Financial Statements /          Management        For        For
           Iron & Steel                              cash dividend KRW 5,000 for
           (POSCO)                                   1 common share

                                                     Approve the partial                     Management        For        For
                                                     amendment to the Articles Of
                                                     Incorporation as follows:
                                                     induction of Accumulative Voting.


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Yue Yuen     G98803144      02/24/04      Approve the partial amendment           Management        For        For
           Industrial                                to the Articles of
                                                     Incorporation as follows:
                                                     improvement of Corporate
                                                     governance

                                                     Receive and approve the                 Management        For        For
                                                     audited financial statements and
                                                     the reports of the Directors and
                                                     the Auditors for the YE 30 SEP
                                                     2003

                                                     Declare a final dividend of             Management        For        For
                                                     HKD 0.46 per share for the YE 30
                                                     SEP 2003

                                                     Elect the Directors and                 Management        For        For
                                                     authorize the Board of Directors
                                                     to fix their remuneration

                                                     Appoint the Auditors and                Management        For        For
                                                     authorize the Board of Directors
                                                     to fix their remuneration

                                                     Authorize the Directors of the          Management        For        For
                                                     Company to allot, issue and deal
                                                     with additional shares in the
                                                     capital of the Company and make
                                                     or grant offers, agreements and
                                                     options during and after the
                                                     relevant period, not exceeding
                                                     20% of the aggregate nominal
                                                     amount of the issued share
                                                     capital of the Company

                                                     Authorize the Directors to              Management        For        For
                                                     purchase shares in the capital of
                                                     the Company during the relevant
                                                     period, subject to and in
                                                     accordance with all applicable
                                                     laws and regulations, not
                                                     exceeding 10% of the aggregate
                                                     nominal amount of the issued
                                                     share capital


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Yue Yuen     G98803144      02/24/04      Approve, conditional upon the           Management        For        For
           Industrial                                passing of Resolution 5.B, to
           (Cont.)                                   add the aggregate nominal amount
                                                     of the share capital of the
                                                     Company repurchased by the
                                                     Company pursuant to Resolution
                                                     5.B, to the aggregate nominal
                                                     amount of the share capital of
                                                     the Company that may be allotted
                                                     pursuant to Resolution 5.A

Korea      Samsung      Y74718100      02/27/04      Approve the financial statement,        Management        For        For
           Electronics                               the balance sheet, the proposed
                                                     disposition of the retained
                                                     earning, the statement of profit
                                                     and loss and KRW 5,000 per 1
                                                     common share and KRW 5,050 per 1
                                                     preferred share.

                                                     Elect an external director              Management        For        For

                                                     Elect the auditors                      Management        For        For

                                                     Elect an internal director              Management        Against    Against

                                                     Approve the remuneration                Management        For        For
                                                     limit for directors

India      Ashok        Y0266N127      02/28/04      Authorize to board to issue             Management        For        For
           Leyland                                   and allot in one or More
                                                     tranches, equity shares in form
                                                     of global Depository receipts
                                                     (GDRs). The total not exceeding
                                                     USD 100 million, or its its
                                                     equivalent, of incremental funds
                                                     for the company to meet capital
                                                     expenditure and working capital
                                                     requirements.


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Ashok        Y0266N127      02/28/04      To authorize the board to decide,       Management        Abstain    Abstain
           Leyland                                   at their discretion Preferential
           (Cont.)                                   allotment to the promoters, LRLIH
                                                     Ltd UK, out of the aforesaid
                                                     international offerings of said
                                                     securities, covered by item 1 of
                                                     this notice so as to enable LRLIH
                                                     Ltd UK at their option, to
                                                     maintain their percentage of
                                                     equity holding at the present
                                                     level in the company. change par
                                                     value of shares from nominal
                                                     value of INR 10 Rupees per share
                                                     to nominal value of INR 1 per
                                                     share.

                                                     Approve to delete clause V              Management        Abstain    Abstain
                                                     of the Memorandum of Association
                                                     of the company and substitute new
                                                     Clause.

                                                     Approve to delete the first 3 lines     Management        Abstain    Abstain
                                                     of clause 3 and the sub-clauses
                                                     3(a) and 3(b) of the Articles of
                                                     Association of the company and
                                                     substitute a new Clause with the
                                                     existing one.

Korea      Samsung      Y74866107      2/27/04       Approve the financial statement/        Management        For        For
           SDI Co. Ltd.                              KRW 2,500 per 1 common share.

                                                     Elect the directors                     Management        For        For

                                                     Approve the remuneration                Management        For        For
                                                     limit for the directors


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Korea      Samsung      Y7470U102      02/27/04      Approve the 31st financial              Management        For        For
           Electro-Mechanics                         statement

                                                     Appoint the Directors                   Management        For        For

                                                     Appoint the Auditors                    Management        For        For

                                                     Approve the remuneration                Management        For        For
                                                     limit for the Directors

Korea      CJ Corp      Y12981109      02/27/04      Approve financial statements,           Management        For        For
                                                     cash dividend

                                                     Amend the articles of                   Management        For        For
                                                     incorporation

                                                     Elect the directors                     Management        For        For

                                                     Elect the audit committee               Management        For        For
                                                     members

                                                     Approve the limit of payment            Management        For        For
                                                     for the directors

Korea      KT Corp      Y49915104      03/12/04      Approve the financial statements        Management        For        For

                                                     Approve the partial amendment           Management        For        For
                                                     to the articles of incorporation

                                                     Elect an outside director who           Management        For        For
                                                     are an audit committee member

                                                     Elect the directors                     Management        For        For

                                                     Determine the remuneration              Management        For        For
                                                     for the directors


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Korea      KT Corp      Y49915104      03/12/04      Determine the remuneration              Management        For        For
           (Cont.)                                   limit of the auditors

Korea      Kookmin      6419365        03/23/04      Approve the financial statements        Management        For        For
           Bank

                                                     Amend the articles of                   Management        For        For
                                                     incorporation

                                                     Appoint the directors                   Management        For        For

                                                     Appoint the candidate for               Management        For        For
                                                     audit committee

                                                     Approve the endowment                   Management        Abstain    Abstain
                                                     of stock option

Korea      Hyundai      6451055        03/12/04      Approve the financial                   Management        For        For
           Motor Co Ltd.                             statements

                                                     Approve the partial amendment           Management        Abstain    Abstain
                                                     to the articles of incorporation

                                                     Elect the internal and external         Management        For         For
                                                     directors

                                                     Elect the auditor committee             Management        For        For

                                                     Approve the limit of                    Management        For        For
                                                     remuneration for the directors


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Thailand   Advanced     6412591        04/23/04      Approve the matters                     Management        Abstain    Abstain
           Info Service
                                                     Approve to certify the minutes          Management        For        For
                                                     of the AGM 2003

                                                     Approve to certify the results          Management        For        For
                                                     of operation for the year 2003

                                                     Approve the balance sheet,              Management        For        For
                                                     statement of income and
                                                     statement of cash flow
                                                     year ended 31 Dec 2003

                                                     Appoint the directors and               Management        For        For
                                                     determine their remuneration.

                                                     Appoint the auditors and                Management        For        For
                                                     determine their remuneration.

                                                     Approve the dividend                    Management        For        For
                                                     payment for year 2003

                                                     Approve the issuance and                Management        Abstain    Abstain
                                                     offerring of warrants to directors,
                                                     employees, and advisors of company
                                                     and to allocate reserve equity shares
                                                     against that


Korea      Pohang       6693233        03/12/04      Approve Financial Statements /          Management        For        For
           Iron & Steel                              cash dividend KRW 5,000 for
           (POSCO)                                   1 common share

                                                     Approve the partial amendment           Management        For        For
                                                     to the Articles of Incorporation
                                                     as follows: induction of
                                                     Accumulative Voting.


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Korea      Pohang       6693233        03/12/04      Approve the partial amendment           Management        For        For
           Iron & Steel                              to the Articles of Incorporation
           (POSCO)                                   as follows: improvement of
                                                     Corporate governance

                                                     Elect outside directors                 Management        For        For

                                                     Elect outside directors as audit        Management        For        For
                                                     committee members

                                                     Elect standing directors                Management        For        For

                                                     Approve the ceiling amount of           Management        For        For
                                                     total remuneration for the
                                                     directors for fiscal year 2004.


Korea      KT Corp      6505316        03/12/04      Approve the financial                   Management        For        For
                                                     statements

                                                     Approve the partial amendment to        Management        For        For
                                                     the articles of incorporation

                                                     Elect an outside director who are       Management        For        For
                                                     an audit committee member

                                                     Elect the directors - 2 out of 3        Management        Abstain    Abstain

                                                     Determine the remuneration for          Management        For        For
                                                     the directors

                                                     Determine the remuneration limit        Management        For        For
                                                     of the auditors


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Korea      LG           6537096        03/17/04      Approve the financial                   Management        For        For
           Engineering                               statements, deposition of retained
           & Construction                            earnings and the statement of profit
                                                     and loss and dividend of KRW1250
                                                     per share

                                                     Elect the directors                     Management        For        For

                                                     Elect the members of audit              Management        For        For
                                                     committee

                                                     Approve the limit of remuneration       Management        For        For
                                                     to directors


Korea      SK Telecom   6224871        03/12/04      Approve the financial statements        Management        For        For
           Co. Ltd.
                                                     Amend the Articles of                   Management        Abstain    Abstain
                                                     Association

                                                     Approve the remuneration limit          Management        For        For
                                                     for directors

                                                     Appoint the internal directors          Management        For        For

                                                     Appoint the outside directors for       Management        For        For
                                                     auditors committee

                                                     Approve the resignation                 Management        Abstain    Abstain
                                                     of Mr. Tae Won Choi and Mr. Gil
                                                     Seung Son


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Thailand   National     6627298        04/08/04      Approve to certify the minutes          Management        For        For
           Petrochemical                             of the AGM of Shareholders
                                                     number 20/2003

                                                     Approve to certify the company's        Management        For        For
                                                     performance for year 2003

                                                     Approve the audited financial           Management        For        For
                                                     statements for the FYE 31 Dec
                                                     2003

                                                     Approve the appropriation of            Management        For        For
                                                     profit, reserves and payment of
                                                     dividend for year 2003

                                                     Approve the election of directors       Management        For        For
                                                     to replace those retiring and
                                                     specify their power

                                                     Approve the annual remuneration         Management        For        For
                                                     for the board of directors for
                                                     year 2003

                                                     Approve the appointment of              Management        For        For
                                                     auditors for year 2003 and fix
                                                     their remuneration

                                                     Approve an insertion of                 Management        Abstain    Abstain
                                                     Clause 46 in the company's
                                                     Articles of Association

                                                     Other business                          Management        For        For


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Korea      Kook         6285920        03/25/04      Approve the financial statements        Management        For        For
           Soon Dang
                                                     Approve the partial amendment to        Management        For        For
                                                     the Articles of Incorporation and
                                                     change the total number of
                                                     issuing stocks from 20,000,000 to
                                                     40,000,000 shares change the
                                                     expression from interim dividend
                                                     to quarterly dividend

                                                     Approve the remuneration for            Management        For        For
                                                     directors

                                                     Approve the remuneration for            Management        For        For
                                                     auditors

Korea      LG           6346913        03/17/04      Approve the financial                   Management        For        For
           Chemical Ltd                              statement and the dividend
                                                     KRW 1750 per share

                                                     Amend the articles of                   Management        Abstain    Abstain
                                                     incorporation

                                                     Elect four directors                    Management        For        For

                                                     Elect the audit committee               Management        For        For
                                                     member

                                                     Approve the remuneration limit          Management        For        For
                                                     for the directors


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Korea      Korean       6496766        03/19/04      Approve the financial                   Management        For        For
           Airlines                                  statement / no dividend
           Company Ltd.
                                                     Elect the directors                     Management        For        For


                                                     Appoint the audit committee             Management        For        For
                                                     member

                                                     Approve the remuneration limit          Management        For        For
                                                     for directors


Korea      Shinhan      6397502        03/25/04      Approve the financial                   Management        For        For
           Financial                                 statement and dividend
           Group                                     KRW 600 per share

                                                     Amend the articles of                   Management        Abstain    Abstain
                                                     incorporation

                                                     Elect the directors                     Management        For        For

                                                     Elect the audit committee member        Management        For        For

                                                     Approve the remuneration limit          Management        For        For
                                                     for directors

                                                     Approve the stock option for            Management        Abstain    Abstain
                                                     employees of company and
                                                     subsidiary company


Thailand   Lalin        6698830        04/01/04      Approve the minutes of                  Management        For        For
           Property                                  EGM No. 1/2003
           Public Co
                                                     Approve the company's balance           Management        For        For
                                                     sheet as at 31 Dec 2003 and
                                                     statement of income and retained
                                                     earnings with auditors report and
                                                     the payment of dividend



COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Thailand   Lalin        6698830        04/01/04      Approve the allocation of               Management        For        For
           Property                                  convertible debenture or
           Public Co                                 debenture with warrants
           (Cont.)
                                                     Approve the increase of                 Management        Abstain    Abstain
                                                     registered capital to be reserved
                                                     for exercising of convertible
                                                     debenture or warrants

                                                     Amend the articles of                   Management        Abstain    Abstain
                                                     memorandum of association

                                                     Appoint the directors                   Management        For        For

                                                     Approve the remuneration of the         Management        For        For
                                                     board of Directors of company for
                                                     2004

                                                     Appoint an auditor to audit             Management        For        For
                                                     company's books and accounts and
                                                     to fix his or her remuneration

                                                     Transact any other business             Management        For        For


Thailand   The Siam     6153726        04/08/04      Approve the minutes of                  Management        For        For
           Commercial                                AGM No. 180
           Bank
                                                     Acknowledge the annual report           Management        For        For
                                                     prepared by the board of
                                                     directors for FY 2003


                                                     Approve the financial statement         Management        For        For
                                                     for FYE 31 Dec 2003

                                                     Approve the allocation of the           Management        For        For
                                                     profits and dividend payment

                                                     Approve the director's bonus            Management        Abstain    Abstain


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Thailand   The Siam     6153726        04/08/04      Elect the directors in                  Management        For        For
           Commercial                                replacement of those retired by
           Bank                                      rotation

                                                     Appoint the auditors and fix the        Management        For        For
                                                     auditing fee

                                                     Approve the amendment to the            Management        Abstain    Abstain
                                                     bank's articles of association

                                                     Approve the amendment to                Management        Abstain    Abstain
                                                     Clause 4 of the bank's
                                                     Memorandum of Association

                                                     Other business                          Management        For        For

Korea      Korea        6495730        03/19/04      Approve the financial statements        Management        For        For
           Electric
           Power Corp
                                                     Elect the Chief Executive Officer       Management        For        For

Korea      Pohang       2692795        03/12/04      Approve Financial Statements            Management        For        For
           Iron & Steel                              / cash dividend KRW 5,000
           (POSCO ADR)                               for 1 common share
           (postal ballot)
                                                     Approve the partial amendment           Management        For        For
                                                     to the Articles of Incorporation
                                                     as follows: induction of
                                                     Accumulative Voting.

                                                     Approve the partial amendment to        Management        For        For
                                                     the Articles of Incorporation as
                                                     follows: improvement of corporate
                                                     governance

                                                     Elect outside directors                 Management        For        For


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Korea      Pohang       2692795        03/12/04      Elect outside directors as audit        Management        For        For
           Iron & Steel                              committee members
           (Cont.)
                                                     Elect standing directors                Management        For        For

                                                     Approve the ceiling amountr of          Management        For        For
                                                     total remuneration for the
                                                     directors for fiscal year 2004.

Hong Kong  Hang         6408374        04/22/04      Receive and approve the                 Management        For        For
           Seng Bank Ltd                             statement of accounts and the
                                                     reports of the Directors and the
                                                     Auditors for the YE 31 DEC 2003

                                                     Elect the Directors                     Management        For        For

                                                     Re-appoint the Auditors and             Management        For        For
                                                     authorize the Directors to fix
                                                     their remuneration

                                                     Appoint a Managing Director             Management        For        For

                                                     Authorize the Directors to              Management        For        For
                                                     repurchase shares up to 10% of
                                                     the issued share capital

                                                     Authorize the Directors to issue        Management        Abstain    Abstain
                                                     additional shares not exceeding
                                                     in aggregate, except in certain
                                                     specific circumstances such as
                                                     pursuant to a rights issue or
                                                     scrip dividend scheme, 20% of the
                                                     issued share capital 5% where the
                                                     shares are to be allotted wholly
                                                     for cash


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Singapore  Singapore    6043214        03/31/04      Receive and adopt the Directors'        Management        For        For
           Technologies                              report and the audited accounts
           Engineering Ltd.                          for the YE 31 DEC 2003 and the
                                                     Auditor's report

                                                     Declare a first and final tax           Management        For        For
                                                     exemption dividend of 35% and a
                                                     special tax exemption dividend of
                                                     78% for the YE 31 DEC 2003

                                                     Re-elect Mr. Koh Beng Seng as a         Management        For        For
                                                     Director

                                                     Re-elect Mr. MG NG Yat Chung as a
                                                     Director

                                                     Re-elect Dr. Tan Kim Siew as a          Management        For        For
                                                     Director

                                                     Re-elect Prof. Lui Pao Chuen as a       Management        For        For
                                                     Director

                                                     Re-elect Mr. Winston Tan Tien Hin       Management        For        For
                                                     as a Director

                                                     Approve the retirement of Mr. Tan       Management        For        For
                                                     Guong Ching as a Director

                                                     Approve the sum of SGD 361,959 as       Management        For        For
                                                     the Directors' fees

                                                     Re-appoint the Ernst & Young as         Management        For        For
                                                     the Auditors

                                                     Transact any other business             Management        For        For


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Singapore  Singapore    6043214        03/31/04      Authorize the Directors to issue        Management        Abstain    Abstain
           Technologies                              ordinary shares in the capital of the
           Engineering                               Company shares by way of rights,
           Ltd (Cont.)                               bonus or otherwise, and/or make
                                                     or grant offers agreements or
                                                     options instruments that might or
                                                     would require shares to be
                                                     issued, including but not limited
                                                     to the creation and issue of as
                                                     well as adjustments to warrants,
                                                     debentures or other instruments
                                                     convertible into shares at any
                                                     time. The aggregate number of
                                                     shares issued not exceeding 50%
                                                     of the issued share capital of
                                                     the Company, of which the
                                                     aggregate number of shares to be
                                                     issued other than on a pro-rata
                                                     basis to the existing
                                                     shareholders of the Company does
                                                     not exceed 20% of the issued
                                                     share capital of the Company

                                                     Authorize the Directors to offer        Management        For        For
                                                     and grant options in accordance
                                                     with the provisions of the
                                                     Singapore Technologies
                                                     Engineering Shares Option Plan
                                                     Share Option Plan. The aggregate
                                                     number of ordinary shares to be
                                                     issued shall not exceed 15% of
                                                     the issued share capital of the
                                                     Company


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Singapore  Singapore    6043214        03/31/04      Authorize the Directors of the          Management        For        For
           Technologies                              Company to purchase or otherwise
           Engineering                               acquire issued ordinary shares of
           Ltd. (Cont.)                              SGD 0.10 each fully paid in the
                                                     capital of the Company, not
                                                     exceeding in aggregate 10 % of
                                                     the issued ordinary share capital
                                                     of the Company and 105% of the
                                                     average closing price of the
                                                     ordinary shares, and of an
                                                     off-market purchase of an
                                                     ordinary share pursuant to an
                                                     Equal Access Scheme, 110% of the
                                                     average closing price of the
                                                     ordinary shares

                                                     Authorize the Company, its              Management        Abstain    Abstain
                                                     subsidiaries and associated
                                                     Companies that are entities at
                                                     risk Chapter 9 or any of them,
                                                     for the purposes of Chapter 9 of
                                                     the Listing Manual of the
                                                     Singapore Exchange Securities
                                                     Trading Limited SGX-ST , to enter
                                                     into any of the transactions
                                                     falling within the types of
                                                     interested person transactions as
                                                     specified, with any party who is
                                                     of the class of interested
                                                     persons as specified, provided
                                                     that such transactions are made
                                                     on normal commercial terms and in
                                                     accordance with review procedures
                                                     of such interested person
                                                     transactions


Hong Kong  Hong Kong    6267359        03/31/04      Receive and adopt the Directors'        Management        For        For
           Exchanges                                 report and the audited accounts

                                                     Declare a final dividend                Management        For        For

                                                     Declare a special dividend              Management        For        For


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Hong Kong    6267359        03/31/04      Elect Mr. John Strickland               Management        For        For
           Exchanges                                 as a Director
           (Cont.)
                                                     Elect Mr. Wong Oscar as a               Management        For        For
                                                     Director

                                                     Re-appoint the auditors and             Management        For        For
                                                     authorize the directors to fix
                                                     their remuneration

                                                     Authorize the directors to allot,       Management        For        For
                                                     issue and deal with additional
                                                     shares of HK Ex not exceeding 20%
                                                     of the aggregate nomial amount of
                                                     the issued share capital.

                                                     Authorize directors to repurchase       Management        For        For
                                                     stock of HK Ex on the Hong Kong
                                                     exchange or any other stock
                                                     exchange on which the securities
                                                     may be listed not exceeding 10%

                                                     Fix remuneration of directors           Management        For        For

                                                     Adjust pre-listing option               Management        Abstain    Abstain
                                                     subscription

                                                     Amend the articles of association       Management        For        For

Korea      Kangwon      6683449        03/30/04      Approve the financial statement         Management        For        For
           Land Inc.
                                                     Elect the directors                     Management        For        For

                                                     Elect the auditors                      Management        For        For

                                                     Approve the remuneration                Management        For        For
                                                     limit for the directors

                                                     Approve the remuneration                Management        For        For
                                                     limit for the auditors


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Dah Sign     6249799        04/28/04      Approve the financial statement         Management        For        For
           Financial
           Holdings                                  Declare a final dividend                Management        For        For

                                                     Elect the directors                     Management        For        For

                                                     Approve the remuneration                Management        For        For
                                                     limit for the auditors

                                                     Elect the auditors                      Management        For        For

                                                     Authorize the directors to              Management        For        For
                                                     allot shares of up to 20%
                                                     of the aggregate nominal amount
                                                     of share capital of the company.

                                                     Authorize stock buyback of              Management        For        For
                                                     up to 10% of shares in issue

                                                     Conditional of passing mandate 6        Management        For        For
                                                     and 7, allow the allotment of
                                                     shares up to 10% of the aggregate
                                                     nominal amount of share capital
                                                     of the company.

China      China        6803719        4/15/04       Receive the 2003 working report         Management        For        For
           Vanke Co Ltd

                                                     Receive the 2003 Annual report          Management        For        For

                                                     Receive the 2003 profit                 Management        For        For
                                                     distribution

                                                     Plan: cash dividend                     Management        For        For

                                                     Appoint the auditors                    Management        For        For

                                                     Receive the 2003 working report         Management        For        For
                                                     Of the supervisory committee


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
China      China        6803719        04/15/04      Elect the directors                     Management        For        For
           Vanke Co
           Ltd (Cont.)                               Elect the supervisors                   Management        For        For

Malaysia   Dialog       6258074        04/2/04       Approve the increase in                 Management        For        For
           Group BHD                                 authorized share capital in the
                                                     company from MYR 150mn to MYR
                                                     250mn

                                                     Subdivide every one of its              Management        For        For
                                                     existing authorized ordinary
                                                     shares of MYR 1 each into 10
                                                     ordinary shares of MYR 0.10 each.


Thailand   United       5655524        04/27/04      Approve to certify the minutes          Management        For        For
           Broadcasting                              of previous annual ordinary
           Corp                                      general meeting of shareholders in 2003

                                                     Acknowledge company's                   Management        For        For
                                                     operational result in 2003

                                                     Acknowledge the annual report           Management        For        For
                                                     of the Board of directors for 2003

                                                     Approve the balance sheet and           Management        For        For
                                                     statement of profit and loss for
                                                     FYE 31 Dec 2003

                                                     Approve the allocation of               Management        For        For
                                                     annual net profit for the legal
                                                     reserve fund and the payment of
                                                     dividends for 2003

                                                     Elect the new members as the            Management        For        For
                                                     board of directors instead of
                                                     those who retired


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Thailand   United       5655524        04/27/04      Approve the remuneration                Management        For        For
           Broadcasting                              for members
           Corp (Cont.)
                                                     Of the board of directors for
                                                     2004 within a Budget of THB
                                                     3360000.8

                                                     Appoint the new auditor(s) and          Management        For        For
                                                     determine the audit fee for 2004

                                                     Acknowledge the execution of            Management        For        For
                                                     agreement relating to provisions
                                                     of UBC service made between UBC
                                                     PLC and Myriad Services Ltd.

                                                     Acknowledge the report of               Management        For        For
                                                     connected transactions incurred
                                                     in 2003

                                                     Other matters                           Management        For        For


China      Travelsky    6321954        04/28/04      Approve the report of the               Management        For        For
           Technology                                directors for the YE 31 Dec 2003
           Ltd
                                                     Approve the report of the               Management        For        For
                                                     supervisory committee for the YE
                                                     31 Dec 2003

                                                     Receive the auditor's report for        Management        For        For
                                                     the YE 31 Dec 2003 and approve
                                                     the audited financial statements
                                                     of the company for YE 31 Dec 2003

                                                     Approve the distribution of final       Management        For        For
                                                     dividend and the calculation of
                                                     such distribution of the company
                                                     for YE 31 Dec 2003


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
China      Travelsky    6321954        04/28/04      Appoint PriceWaterhouseCoopers          Management        For        For
           Technology                                and PriceWaterhouseCoopers
           Ltd (Cont.)                               Zhong Tian CPAs Ltd. Co. as the
                                                     international and PRC auditors of
                                                     the company for the YE 31 Dec
                                                     2004 and authorize the Directors
                                                     to fix their remunerations

                                                     Approve the establishment and the       Management        For        For
                                                     Implementation by the company of
                                                     a Corporate annual remuneration
                                                     system from 2004 onwards, and
                                                     authorize the Board of directors
                                                     with full power to handle all
                                                     relevant matters

                                                     Transact any other business             Management        For        For

                                                     Amend articles 71,72,95, and 133        Management        Abstain
                                                     in accordance with the amendments
                                                     to the rules governing the
                                                     listing of securities on the
                                                     stock exchange of Hong Kong
                                                     Limited Effective on 31 Mar 2004
                                                     and articles 117,118,119 as a
                                                     result of changes in the
                                                     organizational structure of the
                                                     company's supervisory committee,
                                                     of the company's articles of
                                                     association

Hong Kong  China        6073556        06/16/04      Receive and approve the                 Management        For        For
           Mobile                                    financial statement for the
                                                     YE 31 Dec 2003 and the reports of
                                                     the directors and the auditors

                                                     Declare a final dividend for the        Management        For        For
                                                     YE 31 Dec 2003

                                                     Elect the directors                     Management        For        For


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  China        6073556        06/16/04      Reappoint the auditors and authorize    Management        For        For
           Mobile                                    authorize the directors to fix their
           (Cont.)                                   remuneration.

                                                     Approve that the director's fee         Management        For        For
                                                     for each director be fixed at the
                                                     sum of HKD 180,000 for each FY
                                                     commencing for 2004 FY and until
                                                     the company in general meeting
                                                     otherwise determines and that the
                                                     fees will be payable on a time
                                                     pro-rata basis for any non full
                                                     year's service

                                                     Authorize the directors to              Management        Abstain
                                                     purchase shares of HKD 0.10 each
                                                     in the capital of the company
                                                     including any form of depository
                                                     receipt representing the right to
                                                     receive such shares during the
                                                     relevant period, on the stock
                                                     exchange of Hong Kong limited or
                                                     any other stock exchange on which
                                                     the securities of the company may
                                                     be listed and recognized by the
                                                     securities and futures commission
                                                     under the Hong Kong and the stock
                                                     exchange of Hong Kong Limited,
                                                     not exceeding 10% of the
                                                     aggregate nominal amount of the
                                                     issued share capital of the
                                                     company in issue at the date of
                                                     passing of this resolution;
                                                     authority expires the earlier of
                                                     the conclusion of the next AGM of
                                                     the company or the expiration of
                                                     the period within which the next
                                                     AGM is to be held by law


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  China        6073556        06/16/04      Approve that a general mandate          Management        For        For
           Mobile                                    be given to the directors to allot,
           (Cont.)                                   issue and deal with additional
                                                     shares in the company including
                                                     the making and granting of
                                                     offers, agreements and options
                                                     which might require shares to be
                                                     allotted, whether during the
                                                     continuance on such mandate or
                                                     thereafter, not exceeding 20% of
                                                     the aggregate nominal amount of
                                                     the issued share capital of the
                                                     company, plus the nominal amount
                                                     of the share capital of the
                                                     company repurchased by the
                                                     company subsequent to the passing
                                                     of this resolution up to a
                                                     maximum equivalent to 10% of the
                                                     aggregate nominal amount of the
                                                     share capital of the company in
                                                     issue at the date of the passing
                                                     of this resolution otherwise than
                                                     pursuant to: 1) a rights issue
                                                     where shares are offered to
                                                     shareholders on a fixed record
                                                     date in proportion to their then
                                                     holding of shares; 2) the
                                                     exercise of options granted under
                                                     any share option scheme adopted
                                                     by the company; or 3) any scrip
                                                     dividend or similar arrangement;
                                                     such mandate expires the earlier
                                                     of the conclusion of the next AGM
                                                     of the company or the expiration
                                                     of the period within which the
                                                     next AGM is to be held by law


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  China        6073556        06/16/04      Approve that the directors be           Management        For        For
           Mobile                                    authorized to exercise the
           (Cont.)                                   powers of the company referred
                                                     to in the resolution 7 in respect
                                                     of the share capital of the
                                                     company referred to in such
                                                     resolution

Hong Kong  China        6073556        06/16/04      Amend the company's articles of         Management        Abstain
           Mobile                                    association
           (Cont.)

Thailand   BEC World    6728351        04/28/04      Certify the minutes of the              Management        For        For
           Public Co Ltd                             EGM of shareholders No. 1/2003

                                                     Receive the board of directors          Management        For        For
                                                     report on the company's
                                                     operations during the Yr 2003

                                                     Approve the balance sheet and the       Management        For        For
                                                     profit and loss statement for YE
                                                     31 Dec 2003

                                                     Approve appropriation of the            Management        For        For
                                                     profit of the year 2003 and
                                                     dividend payment

                                                     Appoint the directors to replace        Management        For        For
                                                     those retired and fix their
                                                     remuneration for Yr 2004

                                                     Appoint the auditors and fix            Management        For        For
                                                     their fee for Yr 2004


Thailand   Advanced     6412591        04/23/04      Approve the matters                     Management        Abstain    Abstain
           Info Service
                                                     Approve to certify the minutes of       Management        For        For
                                                     the AGM 2003


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Thailand   Advanced     6412591        04/23/04      Approve to certify the results          Management        For        For
           Info Service                              of operation for  the year 2003
           (Cont.)
                                                     Approve the balance sheet,              Management        For        For
                                                     statement of income and statement
                                                     of cashflow for the year ended 31
                                                     Dec 2003

                                                     Appoint the directors and               Management        For        For
                                                     determine their remuneration.

                                                     Appoint the auditors and                Management        For        For
                                                     determine their remuneration.

                                                     Approve the dividend payment for        Management        For        For
                                                     year 2003

                                                     Approve the issuance and                Management        Abstain    Abstain
                                                     offering of warrants to directors,
                                                     employees, and advisors of company
                                                     and to allocate reserve equity shares
                                                     against that

                                                     Other business                          Management        For        For

Taiwan     Advantech    6202673        05/27/04      Receive 2003 business                   Management        For        For
           Co Ltd                                    operation report and the
                                                     2004 operating plan

                                                     Receive 2003 audited report             Management        For        For

                                                     Receive the status on the               Management        For        For
                                                     endorsement and guarantee

                                                     Receive report on domestic              Management        For        For
                                                     convertible bonds

                                                     Receive report on the execution         Management        For        For
                                                     of the treasury stock


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Taiwan     Advantech    6202673        05/27/04      Receive report on rules of              Management        For        For
           Co Ltd                                    the board meeting

                                                     Approve 2003 financial report           Management        For        For

                                                     Approve 2003 profit distribution        Management        For        For

                                                     Approve to issue new shares             Management        For        For
                                                     from the retained warnings and
                                                     capital reserves

                                                     Amend the articles of association       Management        Abstain

                                                     Approve to revise the procedures        Management        For        For
                                                     of asset acquisition or disposal

                                                     Approve the investment in the           Management        For        For
                                                     People's Republic of China

                                                     Other issues and extraordinary          Management        For        For
                                                     motions

Singapore  Peoples      6336334        04/27/04      Receive and adopt the directors'        Management        For        For
           Food                                      report and the audited accounts
           Holdings                                  of the company and its subsidiaries
           Ltd                                       for the FYE 31 Dec 2003

                                                     Declare a final dividend of             Management        For        For
                                                     RMB0.082 per ordinary share tax
                                                     not applicable for the YE 31 Dec
                                                     2003

                                                     Re-elect Mr. Zhou Lian Kui as a         Management        For        For
                                                     director, pursuant to Bye-law 86
                                                     of the company's Bye-laws

                                                     Re-elect Mr. Zhou Lian Liang as a       Management        For        For
                                                     director, pursuant To Bye-law 86
                                                     of the company's Bye-laws


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Singapore  Peoples      6336334        04/27/04      Approve director's fees of RMB          Management        For        For
           Food                                      731,000 for the YE 31 Dec 2003
           Holdings Ltd
           (Cont.)                                   Re-appoint Ernst & Young                Management        For        For
                                                     as the company's Auditors and
                                                     authorize the directors to fix
                                                     their remuneration

                                                     Authorize the Directors, pursuant       Management        For        For
                                                     to the provisions of the
                                                     Companies Act 1981 of Bermuda and
                                                     Rule 806(2) of the Singapore
                                                     Securities Trading Limited, to
                                                     allot and issue shares in the
                                                     capital of the Company at any
                                                     time and upon such terms and
                                                     conditions and for such purposes
                                                     the Directors may, in their
                                                     absolute discretion, deem fit
                                                     provided that the aggregate
                                                     number of shares to be allotted
                                                     and issued pursuant to this
                                                     Resolution, not exceeding 50% of
                                                     the issued capital of the Company
                                                     at the time of passing of this
                                                     Resolution of which the aggregate
                                                     number of shares issued other
                                                     than on a pro rata basis to
                                                     holders of shares of a fixed
                                                     record date, shall not exceed 20%
                                                     of the issued capital of the
                                                     Company at the time of the
                                                     passing of passing of this
                                                     Resolution; Authority expires the
                                                     earlier of the conclusion of the
                                                     Company's next AGM or the next
                                                     AGM is required by law or the
                                                     Bye-laws of the Company to be
                                                     held

                                                     Approve to extend the general           Management        For        For
                                                     mandate granted to the Directors
                                                     of the Company to purchase shares
                                                     in the capital of the Company of
                                                     up


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Singapore  Peoples      6336334        04/27/04      to 10% of the aggregate nominal value
           Food                                      of the share capital of the Company
           Holdings Ltd                              is issue as at the date of passing of
           (Cont.)                                   this Resolution, on the Hong Kong
                                                     Stock Exchange, Singapore Stock
                                                     Exchange and on any other stock
                                                     exchange of which the shares may
                                                     be listed and which is recognized
                                                     by the Stock Exchange of Hong
                                                     Kong Limited and the Securities
                                                     and Futures Commission of Hong
                                                     Kong for this purpose during the
                                                     approved period, pursuant to and
                                                     in accordance with the Companies
                                                     Act 1981 of Bermuda, the listing
                                                     Manual of the Singapore Exchange
                                                     Securities Trading Limited and
                                                     the Rules Governing the Listing
                                                     of Securities on the Stock
                                                     Exchange of Hong Kong Limited;
                                                     Authority expires the conclusion
                                                     of the next AGM of the Company or
                                                     the expiration of the period
                                                     within which the next AGM of the
                                                     Company is required by law or the
                                                     Bye-laws of the Company to be
                                                     held

                                                     Amend the Bye-Laws of the               Management        Abstain
                                                     Company


Taiwan     Elan         6241513        06/01/04      Receive the business operation          Management        For        For
           Microelectronics                          result report of the FY 2003

                                                     Receive the Supervisors review          Management        For        For
                                                     financial reports of the FY 2003

                                                     Receive the report of the               Management        For        For
                                                     execution status of buying back
                                                     treasury stocks


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Taiwan     Elan         6241513        06/01/04      Ratify the financial reports            Management        For        For
           Microelectronics                          of the FY 2003
           (Cont.)
                                                     Ratify the net profit allocation        Management        For        For

                                                     Approve the issuance of new             Management        For        For
                                                     shares form retained earnings
                                                     stock dividend: 30 for 1,000
                                                     shares held

                                                     Others and extraordinary                Management        For        For
                                                     proposals

Thailand   Land &       6581930        4/27/04       Approve to certify the minutes          Management        For        For
           House Co.                                 of EGM

                                                     Acknowledge the report on the           Management        For        For
                                                     Company's operating results in
                                                     respect for the YE 31 DEC 2003

                                                     Approve the balance sheet and the       Management        For        For
                                                     profit and loss statement for the
                                                     YE 31 DEC 2003

                                                     Approve the appropriation, of the       Management        For        For
                                                     profits distribution of the
                                                     dividends and the legal reserve
                                                     for the year 2003

                                                     Approve the appointment of the          Management        For        For
                                                     Directors by replacing with those
                                                     who retired by rotation and to
                                                     fix their remuneration

                                                     Approve the appointment of the          Management        For        For
                                                     Auditors and fix their
                                                     remuneration


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Thailand   Land &       6581930        4/27/04       Approve the issuance and the            Management        For        For
           House Co.                                 offer for sale of debentures
           (Cont.)
                                                     Consider any other business             Management        For        For

Singapore  Keppel.      6853468        4/28/04       Receive and adopt the director's        Management        For        For
           Land Ltd                                  report and Accounts

                                                     Declare a final dividend                Management        For        For

                                                     Re-elect Mr. Tan Yan Pin as             Management        For        For
                                                     Director, who retires by rotation

                                                     Re-elect Mr. Niam Chiang Meng as        Management        For        For
                                                     Director, who retires by rotation

                                                     Re-elect Thai Chee Ken as               Management        For        For
                                                     Director, who retires by rotation

                                                     Re-elect Khor oh Hwa as Director,       Management        For        For
                                                     who retires by rotation

                                                     Approve the director's fees             Management        For        For

                                                     Reappoint auditors                      Management        For        For

                                                     Authorize directors to issue            Management        For        For
                                                     shares, not to exceed 50% of the
                                                     company's issued share capital

                                                     Authorize subsidiaries to enter         Management        For        For
                                                     into transactions falling into
                                                     types of interested person
                                                     transactions

                                                     Approve share buyback of up to          Management        For        For
                                                     10% of issued rrdinary share
                                                     capital

                                                     Amend the articles of association       Management        For        For


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Taiwan     Yang         6977517        6/24/04       Approve to report of the                Management        For        For
           Ming Marine                               business of 2003

                                                     Approve to report the finance of        Management        For        For
                                                     2003

                                                     Approve the Supervisor's audit          Management        For        For
                                                     report regarding the 2003
                                                     financial results

                                                     Other reports                           Management        For        For

                                                     Approve to recognize the 2003           Management        For        For
                                                     operation and financial reports

                                                     Approve the net profit allocation       Management        For        For

                                                     Approve issuing new shares: cash        Management        For        For
                                                     dividend TWD 2.3 per share stock
                                                     dividend: 50 for 1,000 shares
                                                     held

                                                     Amend the operation procedures of       Management        For        For
                                                     acquisition and disposal of
                                                     assets

                                                     Others                                  Management        For        For

                                                     Elect the Directors and                 Management        For        For
                                                     Supervisors


Singapore  United.      6916781        04/29/04      Approve to receive the financial        Management        For        For
           Overseas                                  statements,the Directors and
           Bank Ltd                                  the Auditors' report for the
                                                     YE 31 DEC 2003

                                                     Approve to declare a final              Management        For        For
                                                     dividend of 40% (40cents per
                                                     share) less 20% income tax for
                                                     the YE 31 DEC 2003


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Singapore  United.      6916781        04/29/04      Approve Directors' fees of              Management        For        For
           Overseas                                  SGD 618,750 for 2003
           Bank Ltd
           (Cont.)                                   Appoint Messrs. Ernst & Young           Management        For        For
                                                     as the Auditors of the Company in
                                                     place of the retiring Auditors,
                                                     Messrs. PricewaterhouseCoopers
                                                     and authorize the Directors to
                                                     fix their remuneration

                                                     Re-elect Mr. Sim Wong Hoo as a          Management        For        For
                                                     Director

                                                     Re-elect Prof. Lim Pin as a             Management        For        For
                                                     Director

                                                     Re-elect Mrs. Margaret Lien Wen         Management        For        For
                                                     Hsien as a Director

                                                     Re-elect Mr. N.G. Boon Yew as a         Management        For        For
                                                     Director

                                                     Approve that pursuant to Section        Management        For        For
                                                     153(6) of the Companies Act,
                                                     Chapter 50, Mr. Wee Cho Yaw be
                                                     re-appointed as a Director of the
                                                     Company to hold such office until
                                                     the next AGM of the Company

                                                     Authorize the boar to allot             Management        For        For
                                                     shares not to exceed 15%of issued
                                                     share capital.

                                                     Directors, at their discretion          Management        For        For
                                                     may allot up to 10%of outstanding
                                                     share capital.

                                                     Approve share buyback up to 5%          Management        For        For


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Taiwan     Chinatrust   6527666        06/11/04      Approve the 2003 business operation     Management        For        For
           Financial                                 and financial statements
           Holdings
                                                     Approve the 2003 audited report         Management        For        For

                                                     Approve the execution result of         Management        For        For
                                                     purchasing treasury stocks

                                                     Approve the execution result of         Management        For        For
                                                     issuing Corporate bond

                                                     Receive the revision to the             Management        For        For
                                                     proposal of issuing
                                                     Corporate/convertible bond

                                                     Receive the 2003 financial              Management        For        For
                                                     statements

                                                     Receive the 2003 profit                 Management        For        For
                                                     distribution

                                                     Approve the abolishment of the          Management        For        For
                                                     procedures of funds lending to
                                                     third parties and the proposal of
                                                     endorsement and guarantee

                                                     Approve the issuance of new             Management        For        For
                                                     shares

                                                     Approve the revision of the             Management        For        For
                                                     Articles of Incorporation

                                                     Other issues and extraordinary          Management        For        For
                                                     motions


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Taiwan     Hon Hai.     6438564        06/10/04      Approve to report the                   Management        For        For
           Precision Ltd                             business of 2003

                                                     Approve the Supervisors' review         Management        For        For
                                                     report

                                                     Approve to report the Company's         Management        For        For
                                                     indirect investment in People
                                                     Republic of China

                                                     Approve to report on the issuance       Management        For        For
                                                     of overseas convertible bonds

                                                     Approve to report on matters            Management        For        For
                                                     related to merger of Ambit
                                                     Microsystems Corporation and Hon
                                                     Hai Precision Ind. Co., Ltd

                                                     Other reporting matters                 Management        For        For

                                                     Approve the business report and         Management        For        For
                                                     financial statements of 2003

                                                     Approve the distribution of 2003        Management        For        For
                                                     profits

                                                     Approve the capitalization on           Management        For        For
                                                     part of 2003 Dividends

                                                     Approve the issuance of Global          Management        For        For
                                                     Depository Receipt

                                                     Amend the Articles of                   Management        For        For
                                                     Incorporation

                                                     Re-elect the Directors and              Management        For        For
                                                     Supervisors


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Taiwan     Hon Hai.     6438564        06/10/04      Approve to release the Board            Management        For        For
           Precision Ltd                             of Directors Members'
           (Cont.)                                   non-competition liability

                                                     Other issues and extraordinary          Management        For        For
                                                     motions


Taiwan     Taishin      6451680        06/11/04      Approve 2003 operation report           Management        For        For
           Financial
           Holdings                                  Receive the Supervisory summary         Management        For        For

                                                     Receive the report on the CB            Management        For        For
                                                     issued in 2003 and ECB issued in
                                                     2003

                                                     Approve the 2003 operation              Management        For        For
                                                     reports and the financial
                                                     statements

                                                     Approve the distribution of             Management        For        For
                                                     earnings

                                                     Approve to recognize the                Management        For        For
                                                     amendment for use of funds which
                                                     from CB and ECB

                                                     Approve the capitalization of           Management        For        For
                                                     2003 dividend and profit sharing

                                                     Approve to revise the criteria          Management        For        For
                                                     for governing the acquisition and
                                                     disposal of assets

                                                     Approve to revise the Articles of       Management        For        For
                                                     Association


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Singapore  Venture.     6927374        04/30/04      Receive and adopt the Directors'        Management        For        For
           Corp. Ltd                                 report and the audited accounts
                                                     of the Company

                                                     Declare a final dividend of 25%         Management        For        For
                                                     tax-exempt and a bonus dividend
                                                     of 50% less income tax

                                                     Re-elect Mr. Soo Eng Hiong as a         Management        For        For
                                                     Director, who retires pursuant to
                                                     Article 74 of the Company's
                                                     Articles of Association

                                                     Re-elect Mr. Goh Geok Ling as a         Management        For        For
                                                     Director, who retires pursuant to
                                                     Article 74 of the Company's
                                                     Articles of Association

                                                     Re-elect Mr. Cecil Vivian Richard       Management        For        For
                                                     Wong as a Director, who retires
                                                     under Section 153(6) of the
                                                     Companies Act, Chapter 50 and
                                                     remains as a Chairman of the
                                                     Audit Committee and Share Option
                                                     Committee and the Member of the
                                                     Nominating Committee and
                                                     Compensation Committee and will
                                                     be considered independent for the
                                                     purpose

                                                     Approve the payment of the              Management        For        For
                                                     Directors' fees of SGD 86,000

                                                     Re-appoint Deloitte & Touche as         Management        For        For
                                                     the Company's Auditors; and
                                                     authorize the Directors to fix
                                                     their Remuneration


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Singapore  Venture.     6927374        04/30/04      Authorize the Directors,                Management        For        For
           Corp. Ltd                                 Pursuant to Section 161 of the
           (Cont.)                                   Companies Act, Chapter  50, to
                                                     allot and issue shares up to 10%
                                                     of issued share capital

                                                     Authorize the Directors to allot        Management        For        For
                                                     and issue from time to time such
                                                     number of shares in the capital
                                                     of the Company as may be required
                                                     to be issued pursuant to the
                                                     exercise of options granted under
                                                     the Venture Manufacturing
                                                     Singapore Limited Executives'
                                                     Share Option Scheme the Scheme
                                                     provided always that the
                                                     aggregate number of shares to be
                                                     issued pursuant to the Scheme
                                                     shall not exceed 25% of the
                                                     issued share capital of the
                                                     company

                                                     Amend Articles of Association           Management        For        For

                                                     Authorize directors to issue            Management        For        For
                                                     shares in the Capital of the
                                                     company whether by way of rights,
                                                     bonus or otherwise not to exceed
                                                     50% of issued share capital.

                                                     New share option scheme be known        Management        For        For
                                                     as "Venture Corp Executives Share
                                                     Option Scheme"- allow to
                                                     subscribe for SGD 0.25 Each. Not
                                                     to exceed 15% of total issued
                                                     Share capital.


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  HSBC         6165464        05/13/04      Receive and adopt the Directors'        Management        For        For
           Holdings PLC                              report and the audited accounts
                                                     of the Company

                                                     Re-elet the Lord Butler as              Management        For        For
                                                     Director

                                                     Re-elect the Baroness Dunn as           Management        For        For
                                                     Director

                                                     Re-elet the RA Fairhead as              Management        For        For
                                                     Director

                                                     Re-elet WKL Fung as Director            Management        For        For

                                                     Re-elet MF Geogheagan as Director       Management        For        For

                                                     Re-elet S Hintze as Director            Management        For        For

                                                     Re-elet Sir John Welch as               Management        For        For
                                                     Director

                                                     Re-elet Sir Mark Moody as               Management        For        For
                                                     Director

                                                     Re-elet H Sohmen as Director            Management        For        For

                                                     Re-appoint auditors                     Management        For        For

                                                     Approve directors remuneration          Management        For        For

                                                     Authorize share buy back                Management        For        For

                                                     Issues shares up to 5% of issues        Management        For        For
                                                     share capital

                                                     Amend articles of Association           Management        For        For

                                                     Approve directors fees                  Management        For        For


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Singapore  DBS Group    6175203        04/22/04      Receive and adopt the Directors'        Management        For        For
           Holdings Ltd                              report and the audited accounts
                                                     of the Company

                                                     Declare a final dividend                Management        For        For

                                                     Approve directors fees                  Management        For        For

                                                     Appoint auditors and fix                Management        For        For
                                                     remuneration

                                                     Re-elet Mr S Dhanabalan as              Management        For        For
                                                     Director

                                                     Re-elet Mr Bernard Chen as              Management        For        For
                                                     Director

                                                     Re-elet Fock Siew Wah as Director       Management        For        For

                                                     Re-elet Kwa Chong Seng as               Management        For        For
                                                     Director

                                                     Re-elet Mr NR Murthy as Director        Management        For        For

                                                     Re-elet Frank Shing as Director         Management        For        For

                                                     Re-elet Thean Lip Ping as               Management        For        For
                                                     Director

                                                     Authorize board to allot options        Management        For        For
                                                     pursuant to share option plan not
                                                     to exceed 15% of issued share
                                                     capital

                                                     Authorize boar to allot shares          Management        For        For
                                                     pursuant to the DBSH performance
                                                     share plan not to exceed 15% of
                                                     issued share capital


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Singapore  DBS Group    6175203        04/22/04      Authorize the boar to allot             Management        For        For
           Holdings Ltd                              shares at their discretion not to
           (Cont.)                                   exceed 50% of issued share capital.

                                                     Amend Articles of Association           Management        For        For

                                                     Authorize boar to allot shares          Management        For        For
                                                     pursuant to the DBSH performance
                                                     share plan not to exceed 15% of
                                                     issued share capital

                                                     Approve share buyback                   Management        For        For

Singapore  Want Want    6526469        4/22/04       Receive and adopt the Directors'        Management        For        For
           Holdings Ltd                              report and the audited accounts
                                                     of the Company

                                                     Declare a final dividend                Management        For        For

                                                     Approve directors fees                  Management        For        For

                                                     Re-elect Tsai Eng Meng as               Management        For        For
                                                     Director

                                                     Re-elect Mr Cheng Tar as Director       Management        For        For

                                                     Re-elect Peng Yu Man as Director        Management        For        For

                                                     Appoint auditors and fix                Management        For        For
                                                     remuneration

                                                     Transact other business                 Management        For        For

                                                     Grant authority to allot and            Management        For        For
                                                     issue shares up to 50% of issued
                                                     share capital


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Taiwan     Compal       6225744        06/15/04      Receive the report on the               Management        For        For
           Electronics                               business operation in 2003
           Inc (Cont.)
                                                     Receive the Supervisors' review         Management        For        For
                                                     report of 2003 financial
                                                     statements

                                                     Approve the 2003 financial              Management        For        For
                                                     statements

                                                     Approve distribution plan of 2003       Management        For        For
                                                     profit

                                                     Approve to release the Directors        Management        Abstain
                                                     from non-competition restrictions

                                                     Approve to increase the capital         Management        For        For
                                                     by issuing new shares from
                                                     capitalization of capital
                                                     surplus, retained earnings and
                                                     issuance of employees' bonus

                                                     Other matters and motions               Management        Abstain

Taiwan     Eva Airways. 6186023        06/15/04      Approve to report the 2003              Management        For        For
           Corp                                      Operations Business

                                                     Approve to report the 2003              Management        For        For
                                                     Audited report

                                                     Approve to report the status of         Management        For        For
                                                     convertible bond

                                                     Approve to report the other             Management        For        For
                                                     presentation

                                                     Approve the 2003 Business               Management        For        For
                                                     operations

                                                     Approve the 2003 profit distribution


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Taiwan     Eva Airways. 6186023        06/15/04      Approve the issuance of new shares      Management        For        For
           Corp                                      from retained earnings stock
           (Cont.)                                   dividend: 40 for 1,000 shares held

                                                     Approve the revision to the             Management        Abstain
                                                     Articles of Incorporation

                                                     Approve the other issues                Management        For        For


                                                     Elect the Directors and                 Management        For        For
                                                     Supervisors

                                                     Extraordinary motions                   Management        For        For


Taiwan     Largan       6451668        06/11/04      Approve the 2003 business               Management        For        For
           Precision Co                              operations

                                                     Approve the 2003 profit                 Management        For        For
                                                     distribution

                                                     Approve the issuance of the             Management        For        For
                                                     new shares from the retained
                                                     earnings and the employees bonus

                                                     Amend the Articles of                   Management        Abstain
                                                     Incorporation

                                                     Elect the Directors and the             Management        For        For
                                                     Supervisors

                                                     Others                                  Management        For        For


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Singapore  Want Want    6526469        04/30/04      Authorize the Directors of the          Management        For        For
           Holdings                                  Company, pursuant to Sections
                                                     76C and 76E of the Companies Act,
                                                     Chapter 50, to purchase or
                                                     acquire issued and of USD 0.10
                                                     each or the par value in the
                                                     capital of the Company, through
                                                     on-market purchases on the
                                                     SGX-ST, and/or off-market
                                                     purchases in accordance with any
                                                     equal access schemes, not
                                                     exceeding 10% of the issued
                                                     ordinary share capital of the
                                                     Company, at a price of up to 105%
                                                     of the average closing market
                                                     prices of the shares on the
                                                     SGX-ST on the previous 5 trading
                                                     days in the case of on-market
                                                     purchases and 120% of the highest
                                                     price of the shares on the SGX-ST
                                                     on the previous trading day in
                                                     the case of off-market purchases,
                                                     and authorize the Directors
                                                     and/or any of them to do all such
                                                     acts and things deemed necessary
                                                     to give effect to the
                                                     transactions contemplated and/or
                                                     authorized by this resolution;
                                                     authority expires the earlier of
                                                     the next AGM of the Company or
                                                     the date of the next AGM of the
                                                     Company as required by the law


Hong Kong  Li & Fung    4458252        05/11/04      Receive and adopt the audited           Management        For        For
           Ltd                                       consolidated accounts and the
                                                     reports of the Directors and the
                                                      Auditors for the YE 31 DEC 2003

                                                     Declare a final dividend for the        Management        For        For
                                                     YE 31 DEC 2003   Re-elect Mr. Danny
                                                     Lau Sai Wing as an Executive Director


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Li & Fung    4458252        05/11/04      Re-elect Mr. Annabella Leung            Management        For        For
           Ltd (Cont.)                               Wai Ping as an Executive Director

                                                     Re-elect Mr. Paul Edward                Management        For        For
                                                     Selway-Swift as an Independent
                                                     Non-Executive Director

                                                     Approve to fix the Directors'           Management        For        For
                                                     fees at HKD 80,000 per annum for
                                                     the YE 31 DEC 2004 and each
                                                     subsequent FY until the Company
                                                     decides otherwise and an
                                                     additional amount of HKD 50,000
                                                     per annum for the YE 31 DEC 2004
                                                     and each subsequent FY until the
                                                     Company decides otherwise,
                                                     payable to the Non-Executive
                                                     Directors who serve on the Audit
                                                     Committee

                                                     Re-appoint s                            Management        For        For
                                                     PricewaterhouseCooper as the
                                                     Auditors and authorize the
                                                     Directors to fix their
                                                     Remuneration

                                                     Authorize the Directors of the          Management        For        For
                                                     Company to repurchase shares of
                                                     the Company during the relevant
                                                     period, on The Stock Exchange of
                                                     Hong Kong Limited or any other
                                                     stock exchange on which the
                                                     shares of the Company have been
                                                     or may be listed and recognized
                                                     by the Securities and Futures
                                                     Commission under the Hong Kong
                                                     Code on Share Repurchases for
                                                     such purposes, not exceeding 10%
                                                     of the aggregate nominal amount
                                                     of the issued share capital of
                                                     the Company; Authority


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Li & Fung    4458252        05/11/04      expires the earlier of the
           Ltd                                       conclusion of the next AGM of
           (Cont.)                                   the Company or the expiration
                                                     of the period within which the
                                                     next AGM of the Company is to be
                                                     held pursuant to Companies Act
                                                     1981 of Bermuda (as amended)

                                                     Authorize the Directors to allot,       Management        For        For
                                                     issue and deal with additional
                                                     shares in the capital of the
                                                     Company and make or grant offers,
                                                     agreements and options during and
                                                     after the relevant period, not
                                                     exceeding the aggregate of a) of
                                                     the aggregate nominal amount b)
                                                     of the issued share capital of
                                                     the Company; plus b) the nominal
                                                     amount of share capital
                                                     repurchased up to 10% of the
                                                     aggregate nominal amount of the
                                                     issued share capital , otherwise
                                                     than pursuant to i) a rights
                                                     issue; or ii) any share option
                                                     scheme or similar arrangement; or
                                                     iii) any scrip dividend or
                                                     similar arrangement; Authority
                                                     expires the earlier of the
                                                     conclusion of the next AGM of the
                                                     Company or the expiration of the
                                                     period within which the next AGM
                                                     of the Company is to be held
                                                     pursuant to Companies

                                                     Act 1981 of Bermuda (as amended)

                                                     Authorize the Directors of the          Management        For        For
                                                     Company to exercise the powers of
                                                     the Company referred to in
                                                     Resolution 7 in respect of the
                                                     share capital of the Company
                                                     referred to in Resolution 7

                                                     Amend the Bye-laws of the Company       Management        Abstain
                                                     by: amending Bye-law 1, 85, 109,
                                                     110(A), 115


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Taiwan     Largan       6451668        06/11/2004    Approve to report the 2003              Management        For        For
           Precision Co                              business operations
           Ltd (Cont.)
                                                     Approve to report the 2003              Management        For        For
                                                     audited reports

                                                     Approve to report the status of         Management        For        For
                                                     investment in People's Republic
                                                     of China

                                                     Approve to report the status of         Management        For        For
                                                     re-investment

                                                     Approve to recognize the 2003           Management        For        For
                                                     business reports and financial
                                                     statements

                                                     Approve to recognize the 2003           Management        For        For
                                                     profit distribution

                                                     Approve the issuance of new             Management        For        For
                                                     shares from retained earnings and
                                                     employees bonus; stock dividend
                                                     100 for 1,000 shares held

                                                     Approve the revision to the             Management        Abstain
                                                     Articles of Incorporation

                                                     Approve to release the                  Management        Abstain
                                                     prohibition in competitive business

                                                     Elect the Directors and the             Management        For        For
                                                     Supervisors


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Cheung Kong  5633100        05/20/2004    Receive the audited financial           Management        For        For
           (Holdings) LT                             statements and the reports of
                                                     the Directors and the Auditors
                                                     for the YE 31 DEC 2003

                                                     Declare a final dividend                Management        For        For

                                                     Elect the Directors                     Management        For        For

                                                     Appoint the Auditors and                Management        For        For
                                                     authorize the Directors to fix
                                                     their remuneration

                                                     Authorize the Directors, to issue       Management        For        For
                                                     and dispose of additional shares,
                                                     not exceeding 20% of the existing
                                                     issued share capital of the
                                                     Company at the date of the
                                                     resolution; Authority is valid
                                                     until the next AGM

                                                     Authorize the Directors to              Management        For        For
                                                     repurchase shares of HKD 0.50
                                                     each in the capital of the
                                                     Company during the relevant
                                                     period in accordance with all
                                                     applicable laws and the
                                                     requirements of the Rules
                                                     Governing the Listing of
                                                     Securities on The Stock Exchange
                                                     of Hong Kong Limited or of any
                                                     other stock exchange, not
                                                     exceeding 10% of the aggregate
                                                     nominal amount of the issued
                                                     share capital of the Company;
                                                     Authority expires the earlier of
                                                     the conclusion of the next AGM of
                                                     the Company or the expiration of
                                                     the period within which the next
                                                     AGM of the Company is to be held
                                                     by law


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Cheung Kong  5633100        05/20/2004    Approve to extend the general mandate   Management        For        For
           (Holdings) (Cont.)                        granted to the Directors of the
           LT                                        Company to issue and dispose of
                                                     additional shares pursuant to
                                                     Resolution 5.1, by the addition
                                                     of an amount representing the
                                                     aggregate nominal amount of the
                                                     share capital repurchased by the
                                                     Company pursuant to Resolution
                                                     5.2, provided that such amount
                                                     does not exceed 10% of the
                                                     aggregate nominal amount of the
                                                     issued share capital of the
                                                     Company at the date of passing
                                                     this resolution

                                                     Amend Articles 2, 16, 37, 38,           Management        Abstain
                                                     80,84(B), 91(A), 95(C),
                                                     101(A)(vii), 102(I), 102(J),
                                                     102(K), 102(L), 103(A), 107, 109,
                                                     118, 183(A) and 183(B) of the
                                                     Articles of Association of the
                                                     Company

Hong Kong   Denway      6263766        05/10/2004    Receive and approve the audited         Management        For        For
            Motors Ltd                               accounts and the reports of the
            (Cont.)                                  Directors and the Auditors for
                                                     the YE 31 DEC 2003

                                                     Declare a final dividend and a          Management        For        For
                                                     special dividend

                                                     Elect the Directors and authorize       Management        For        For
                                                     the Board to fix their
                                                     remuneration

                                                     Re-appoint the Auditors and             Management        For        For
                                                     authorize the Board to fix their
                                                     remuneration


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Denway       6263766        05/10/2004    Approve to increase the authorized      Management        For        For
           Motors Ltd                                share capital of the Company from HKD
           (Cont.)                                   400,000,000 to HKD 1,000,000,000
                                                     by the creation of 6,000,000,000
                                                     additional shares of HKD 0.10
                                                     each

                                                     Approve that, subject to and            Management        For        For
                                                     conditional upon i) the Listing
                                                     Committee of the Stock Exchange
                                                     of Hong Kong Limited granting or
                                                     agreeing to grant listing of and
                                                     permission to deal in the bonus
                                                     shares; and ii) the passing of
                                                     Resolution 5: a) upon the
                                                     recommendation of the Directors
                                                     of the Company, a sum of HKD
                                                     350,853,476.70 being part of the
                                                     amount standing to the credit of
                                                     share premium account of the
                                                     Company, or such larger sum as
                                                     may be necessary to give effect
                                                     to the bonus issue of shares
                                                     pursuant to this resolution, be
                                                     capitalized and accordingly the
                                                     Directors of the Company be
                                                     authorized and directed to apply
                                                     such sum in paying up in full at
                                                     par not less than 3,508,534,767
                                                     unissued shares of bonus shares
                                                     HKD 0.10 each in the capital of
                                                     the Company and that such bonus
                                                     shares be allotted and
                                                     distributed, credited as fully
                                                     paid up, to and amongst those
                                                     shareholders whose names appear
                                                     on the register of Members of the
                                                     Company on 10 MAY 2004 Record
                                                     Date on the basis of one bonus
                                                     share for every existing issued
                                                     share of HKD 0.10 each in the
                                                     capital of the Company held by
                                                     them respectively on the


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Denway       6263766        05/10/2004    Record Date; b) the shares to be
           Motors Ltd                                issued pursuant to this resolution
           (Cont.)                                   shall, subject to the Memorandum
                                                     and the Articles of Association
                                                     of the Company, rank pari passu
                                                     in all respects with the shares
                                                     of HKD 0.10 each in the capital
                                                     of the Company in issue on the
                                                     Record Date, except that they
                                                     will not rank for the bonus issue
                                                     of shares mentioned in this
                                                     resolution and the final dividend
                                                     and special dividend for the YE
                                                     31 DEC 2003; and c) the Directors
                                                     of the Company be authorized to
                                                     do all acts and things as any be
                                                     necessary and expedient in
                                                     connection with the allotment and
                                                     issue of the bonus shares
                                                     including, but not limited to,
                                                     determining the amount to be
                                                     capitalized out of share premium
                                                     account and the number of bonus
                                                     shares to be allotted and
                                                     distributed in the manner
                                                     referred to in this resolution

                                                     Authorize the Directors of the          Management        For        For
                                                     Company to repurchase shares in
                                                     the capital of the Company during
                                                     the relevant period, on The Stock
                                                     Exchange of Hong Kong Limited the
                                                     Stock Exchange or any other stock
                                                     exchange on which the shares of
                                                     the Company may be listed and
                                                     recognized by the Securities and
                                                     Futures Commission and the Stock
                                                     Exchange for such purposes,
                                                     subject to and in accordance with
                                                     all applicable laws and
                                                     requirements of the rules
                                                     governing the listing of
                                                     securities on the Stock Exchange
                                                     or of any other stock exchange as
                                                     amended


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Denway       6263766        05/10/2004    from time to time, not exceeding 10%
           Motors Ltd                                of the aggregate nominal amount of
           (Cont.)                                   the issued share capital of the
                                                     Company; Authority expires the
                                                     earlier of the conclusion of the
                                                     next AGM of the Company or the
                                                     expiration of the period within
                                                     which the next AGM of the Company
                                                     is to be held by law

                                                     Authorize the Directors of the          Management        For        For
                                                     Company to allot, issue and deal
                                                     with additional shares in the
                                                     capital of the Company and make
                                                     or grant offers, agreements and
                                                     options including warrants,
                                                     bonds, debentures, notes and
                                                     other securities which carry
                                                     rights to subscribe for or are
                                                     convertible into shares of the
                                                     Company during and after the
                                                     relevant period, not exceeding
                                                     20% of the aggregate nominal
                                                     amount of the issued share
                                                     capital of the Company otherwise
                                                     than pursuant to: a) a rights
                                                     issue; or b) an issue of shares
                                                     upon the exercise of subscription
                                                     rights under any option scheme or
                                                     similar arrangement; or c) any
                                                     issue of shares pursuant to the
                                                     exercise of rights or
                                                     subscription or conversion under
                                                     the terms of any warrants, bonds,
                                                     debentures, notes and other
                                                     securities of the Company which
                                                     carry rights to subscribe for or
                                                     are convertible into shares of
                                                     the Company; or d) an issue of
                                                     shares pursuant to any scrip
                                                     dividend or similar arrangement;
                                                     Authority expires the earlier of
                                                     the conclusion of the next AGM of
                                                     the Company or the expiration of
                                                     the period within which the next
                                                     AGM is to be held by law


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Denway       6263766        05/10/2004    Approve, conditional upon the           Management        For        For
           Motors Ltd                                passing of Resolutions 7 and
           (Cont.)                                   8, to extend the general mandate
                                                     granted to the Directors of the
                                                     Company to allot, issue and deal
                                                     with any additional shares of the
                                                     Company pursuant to Resolution 8,
                                                     by an amount representing the
                                                     aggregate nominal amount of the
                                                     share capital of the Company
                                                     repurchased by the Company
                                                     pursuant to Resolution 7,
                                                     provided that such amount does
                                                     not exceed 10% of the aggregate
                                                     nominal amount of the issued
                                                     share capital of the Company at
                                                     the date of passing this
                                                     resolution

                                                     Amend Article 2, 73, 82, 89,100         Management        Abstain
                                                     and 105, 107, 135 178 of the
                                                     Articles of Association of the
                                                     Company

Taiwan     Compal       6225744        06/15/2004    Receive the report on the               Management        For        For
           Electronics                               business operation in 2003
           Inc
                                                     Receive the Supervisors' review         Management        For        For
                                                     report of 2003 financial
                                                     statements

                                                     Approve the 2003 financial              Management        For        For
                                                     statements

                                                     Approve distribution plan of 2003       Management        For        For
                                                     profit; cash dividend TWD 2 per
                                                     share; stock dividend 20 shares
                                                     per 1,000 shares from retained
                                                     earnings subject to 20%
                                                     withholding tax and 50 shares per
                                                     1,000 shares from capital surplus
                                                     with tax free


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Taiwan     Compal       6225744        06/15/2004    Approve to release the Directors        Management        Abstain
           Electronics                               from non-competition restrictions
           Inc (Cont.)
                                                     Approve the issuance of new             Management        For        For
                                                     shares from capital reserves,
                                                     retained earnings and employee
                                                     bonus; stock dividend: 20 for
                                                     1,000 shares held; bonus issue:
                                                     50 for 1,000 shares

                                                     Amend the procedure of lending          Management        Abstain
                                                     funds to other Parties

                                                     Elect 1 Director and Supervisor         Management        For        For

                                                     Other issues and extraordinary          Management        For        For
                                                     motions

Hong Kong  Hutchison    5324910        05/20/2004    Receive and consider the statement      Management        For        For
           Whampoa Ltd                               of accounts and reports of the
           (Cont.)                                   Directors and the Auditors for
                                                     the YE 31 DEC 2003

                                                     Declare a final dividend                Management        For        For

                                                     Elect the Directors                     Management        For        For

                                                     Appoint the Auditors and                Management        For        For
                                                     authorize the Directors to fix
                                                     their remuneration

                                                     Authorize the Director to issue         Management        For        For
                                                     and dispose of additional
                                                     ordinary shares of the Company
                                                     not exceeding 20% of the existing
                                                     issued ordinary share capital of
                                                     the Company


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Hutchison    5324910        05/20/2004    Authorize the Director, during          Management        For        For
           Whampoa Ltd                               the relevant period, to
           (Cont.)                                   repurchase ordinary shares of
                                                     HKD 0.25 each in the capital of
                                                     the Company in accordance with
                                                     all applicable laws and the
                                                     requirements of the Rules
                                                     Governing the Listing of
                                                     Securities on The Stock Exchange
                                                     of Hong Kong Limited or of any
                                                     other stock exchange, not
                                                     exceeding 10% of the aggregate
                                                     nominal amount of the ordinary
                                                     share capital of the Company in
                                                     issue at the date of this
                                                     Resolution; Authority expires at
                                                     the conclusion of the next AGM of
                                                     the Company or the expiration of
                                                     the period within which the next
                                                     AGM of the Company is required by
                                                     Law to be held

                                                     Approve, pursuant to Resolution         Management        For        For
                                                     1, to extend the authority
                                                     granted to the Director to issue
                                                     and dispose of additional
                                                     ordinary shares, by the adding
                                                     thereto an amount representing
                                                     the aggregate nominal amount of
                                                     the ordinary share capital of the
                                                     Company repurchased by the
                                                     Company under the authority
                                                     granted pursuant to Resolution 2,
                                                     provided that such amount shall
                                                     not exceed 10% of the aggregate
                                                     nominal amount of the issued
                                                     ordinary share capital of the
                                                     Company at the date of this
                                                     Resolution


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Hutchison    5324910        05/20/2004    Amend the Articles of Association       Management        Abstain
           Whampoa Ltd                               of the Company by: a) adding some
           (Cont.)                                   definitions in Article 2; b)
                                                     deleting Article 16 in its
                                                     entirely and substituting with
                                                     the new Article; c) deleting
                                                     Articles 34(A) and 34(B) and
                                                     substitute with the new Articles
                                                     ; d) deleting some words in
                                                     Article 57; e) renumbering the
                                                     existing Article 65 as 65(A) and
                                                     adding a new Article as 65(B); f))
                                                     renumbering the existing
                                                     Article 73 as 73(A) and adding a
                                                     new Article as 73(B); g)
                                                     inserting some lines in Article
                                                     85; h) deleting Article 89 and
                                                     replacing with the new Article;
                                                     i) deleting Article 90 and
                                                     replacing with the new Article;
                                                     j) adding new Article after
                                                     Article 92(D); k) deleting
                                                     Articles 97(A) and 97(B) and
                                                     replacing with the new Articles;
                                                     l) deleting Article 97(D) and
                                                     replacing with the new Article;
                                                     m) renumbering the existing
                                                     Article 145 as 145(A) and adding
                                                     a new Article as 145(B)

                                                     Approve the share option scheme of      Management        Abstain
                                                     Hutchison Harbour Ring Limited
                                                     the HHR share option scheme ; and
                                                     authorize the Directors of the
                                                     Company acting together,
                                                     individually or by Committee to
                                                     approve any amendments to the
                                                     rules of the H3GI share option
                                                     scheme not objected by the Stock
                                                     Exchange of Hong Kong Limited and
                                                     to take all steps deem necessary,
                                                     desirable or expedient to carry
                                                     in to effect the HHR share option
                                                     scheme


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Hutchison    5324910        05/20/2004    Approve the share option scheme         Management        Abstain
           Whampoa Ltd                               of Hutchison SG Holdings Limited
           UK                                        the HSGUKH share option scheme;
                                                     and authorize the Directors of
                                                     the Company acting together,
                                                     individually or by Committee to
                                                     approve any amendments to the
                                                     rules of the HSGUKH share option
                                                     scheme not objected by the Stock
                                                     Exchange of Hong Kong Limited and
                                                     to take all steps deem necessary,
                                                     desirable or expedient to carry
                                                     in to effect the HSGUKH share
                                                     option scheme

                                                     Approve the share option scheme         Management        Abstain
                                                     of Hutchison 3G Itella S.p.A. the
                                                     H3GI share option scheme; and
                                                     authorize the Directors of the
                                                     Company acting together,
                                                     individually or by Committee to
                                                     approve any amendments to the
                                                     rules of the H3GI share option
                                                     scheme not objected by the Stock
                                                     Exchange of Hong Kong Limited and
                                                     to take all steps deem necessary,
                                                     desirable or expedient to carry
                                                     in to effect the H3GI share
                                                     option scheme

China      Yanzhou      6109893        06/25/2004    Approve the working report of           Management        For        For
           Coal Mining                               the Board of Directors of the
           Co Ltd                                    Company Board for the YE 31 DEC 2003

                                                     Approve the working report of the       Management        For        For
                                                     Supervisory committee of the
                                                     Company for the YE 31 DEC 2003

                                                     Approve the audited financial           Management        For        For
                                                     statements of the Company as at
                                                     and for the YE 31 DEC 2003


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
China      Yanzhou      6109893        06/25/2004    Approve the profit distribution plan    Management        For        For
           Coal Mining                               and the final dividend and special
           Co Ltd (Cont.)                            cash dividend distribution plans of
                                                     the Company for the YE 31 DEC
                                                     2003 and authorize the Board to
                                                     distribute such final dividend
                                                     and special cash dividend to the
                                                     shareholder of the Company

                                                     Approve to fix the remuneration         Management        For        For
                                                     of the Directors and Supervisors
                                                     of the Company for the YE 31 DEC
                                                     2004

                                                     Appoint Mr. Wang Xin as Director        Management        For        For
                                                     of the Company until the
                                                     conclusion of the next AGM of the
                                                     Company

                                                     Appoint Mr. Wang Xinkun as              Management        For        For
                                                     Director of the Company until the
                                                     conclusion of the next AGM of the
                                                     Company

                                                     Appoint Mr. Wang Quanxi as              Management        For        For
                                                     Director of the Company until the
                                                     conclusion of the next AGM of the
                                                     Company

                                                     Appoint Deloitte Touche Tohmatsu        Management        For        For
                                                     certified public accountants in
                                                     Hong Kong and Dolitte Touche
                                                     Tohmatsu certified Public
                                                     Accountants Ltd. certified public
                                                     accountants in PRC excluding Hong
                                                     Kong as the Company's
                                                     international and domestic
                                                     Auditors for the Year 2004, to
                                                     hold office until the conclusion
                                                     of the next AGM and fix their
                                                     remuneration


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
China      Yanzhou      6109893        06/25/2004    Amend the Articles of Association       Management        Abstain
           Coal Mining                               of the and authorize the Board
           Co Ltd                                    to do all such things as
           (Cont.)                                   necessary in connection with
                                                     such amendments

                                                     Approve the general mandate to be       Management        For        For
                                                     granted to the Board to issue new
                                                     shares

                                                     Transact the written proposals          Management        For        For
                                                     put forward at meeting by any
                                                     shareholders holding 5% or more
                                                     of the shares carrying the right
                                                     to vote at meeting

China      China.       6373728        5/18/2004     To consider and approve the report      Management        For        For
           Petroleum                                 of the board of directors
           & Chemical
           Corp                                      To consider and approve the             Management        For        For
                                                     supervisory committee of Sinopec

                                                     To consider and approve the             Management        For        For
                                                     audited accounts of Sinopec

                                                     To consider and approve Sinopec         Management        For        For
                                                     Corp's 2003 Profit appropriation
                                                     plan and the final dividend

                                                     Re-appoint auditors                     Management        For        For

                                                     To authorize the board to allot         Management        For        For
                                                     and issue new foreign shares
                                                     listed overseas

                                                     To amend the articles of                Management        For        For
                                                     association


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Xinao Gas    6333937        05/28/04      Receive the audited financial           Management        For        For
           Holdings Ltd                              statements and the reports of the
                                                     Directors and the Auditors

                                                     Re-elect the retiring Directors         Management        For        For
                                                     and authorize the Board of
                                                     Directors to fix Directors fees

                                                     Re-appoint the Auditors and             Management        For        For
                                                     authorize the Board of Directors
                                                     to fix their remuneration

                                                     To allot, issue and deal with           Management        For        For
                                                     unissued shares in the capital of
                                                     the Company and make or grant
                                                     offers, agreements and options
                                                     including but not limited to
                                                     warrants, bonds and debentures
                                                     convertible into the shares of
                                                     the Company during and after the
                                                     relevant period, not exceeding
                                                     the aggregate of a) 20% of the
                                                     aggregate total nominal value of
                                                     the issued share capital of the
                                                     Company

                                                     Authorize the directors to              Management        For        For
                                                     buyback up to 10% of the
                                                     aggregate nominal share value.

                                                     Amend the Articles of association       Management        For        For


Hong Kong  China        6073556        6/16/04       Receive and consider the statement      Management        For        For
           Mobile                                    of accounts and reports of the
           (HK) Ltd.                                 Directors and the Auditors for the
                                                     YE 31 DEC 2003

                                                     Declare a final dividend                Management        For        For

                                                     Elect the Directors                     Management        For        For


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  China        6073556        06/16/04      Appoint the Auditors and authorize      Management        For        For
           Mobile                                    the Directors to fix their
           (HK) Ltd.                                 remuneration
           (Cont.)
                                                     Approve directors fees

                                                     Authorize directors to repurchase       Management        For        For
                                                     not exceeding 10% of nominal
                                                     issued share capital.

                                                     Directors may allot, issue and          Management        For        For
                                                     deal shares not to exceed 20% of
                                                     nominal issued share capital

                                                     Amend Articles of Association           Management        For        For

                                                     Approve the sale and purchase           Management        For        For
                                                     agreement dated 4/28/04 the
                                                     acquisition agreement between the
                                                     Company, China Mobile Hong Kong
                                                     Ltd and China Mobile
                                                     Communications Corp.

Thailand   United       6459093        06/11/04      Approve the minutes of the AGM          Management        For        For
           Broadcasting                              of the shareholders form the year
           Corp.                                     2004

                                                     Amend the Company's Articles            Management        For        For
                                                     of Association in regard to the
                                                     authorization of the Directors
                                                     and the restriction of the
                                                     authorization of the Directors


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Thailand   United       6459093        06/11/04      Appoint Mr. Athueck Asvanund            Management        Abstain
           Broadcasting                              to have power to sign together
           Corp. (Cont.)                             with the Company's seal for binding
                                                     the Company in the following
                                                     cases: A) contacting, giving
                                                     statement for B) filling
                                                     documents with authorities or
                                                     C)government agencies; B)
                                                     prosecuting or defending all
                                                     cases in all stages

                                                     Other matters                           Management        For        For


Indonesia  Bank         45248          5/28/04       Approve the annual report he            Management        For        For
           Pan Indonesia                             ratification on financial
                                                     statement for the year 2003 and
                                                     acquit et decharge

                                                     Approve the profit allocation           Management        For        For

                                                     Appoint the Commissioners               Management        For        For
                                                     and approve to determine their
                                                     remuneration

                                                     Approve to change the Directors         Management        For        For

                                                     Appoint the Public Accountant           Management        For        For

                                                     Approve to determine the                Management        For        For
                                                     majority shareholder

                                                     Approve the stock bonus                 Management        For        For
                                                     distribution

                                                     Approve the syariah business            Management        Abstain

                                                     Approve the acquisition of              Management        Abstain
                                                     PT. Bank Bumiputeraind



COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Maxis        6530523        06/07/04      Declare a final gross dividend of       Management        For        For
           Communications                            13.89SEN per ordinary share less
                                                     Malaysian income tax at 28% for
                                                     the FYE 31 DEC 2003

                                                     Re-elect Mr. Encik Tan Poh Ching        Management        For        For
                                                     as a Director, who retires by
                                                     rotation pursuant to Article 114
                                                     of the Company's Articles of
                                                     Association

                                                     Re-elect Mr. Y. Bhg. Datuk Megat        Management        For        For
                                                     Zaharuddin Bin Megat Mohd. Nor as
                                                     a Director, who retires pursuant
                                                     to Article 121 of the Company's
                                                     Articles of Association

                                                     Re-appoint PricewaterhouseCoopers       Management        For        For
                                                     as the Auditors of the Company
                                                     and authorize the Directors to
                                                     fix their remuneration

                                                     Authorize the Directors, pursuant       Management        For        For
                                                     to Section 132 of the Companies
                                                     Act, 1965 Act to issue shares in
                                                     the Company at any time until the
                                                     conclusion of the next AGM upon
                                                     specified terms and conditions
                                                     and for such purposes as the
                                                     Directors may, in their absolute
                                                     discretion, deem fit provided
                                                     that the aggregate a number of
                                                     shares to be issued does not
                                                     exceed 10% of the issued share
                                                     capital of the Company

                                                     Amend Articles of Association           Management        Abstain
                                                     of the Company: the existing
                                                     Article 170 be deleted with a new
                                                     Article 170.


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Infosys      6205122        06/12/04      Receive, approve and adopt the          Management        For        For
           Technologies                              balance sheet as at 31 MAR 2004
                                                     and the profit and loss account
                                                     as per the Indian GAAP for the YE
                                                     on that date and the report of
                                                     the Directors and the Auditors
                                                     thereon

                                                     Declare a final dividend and a          Management        For        For
                                                     special one-time dividend

                                                     Re-elect Mr. Deepak M. Satwalekar       Management        For        For
                                                     as a Director, who retires by
                                                     rotation

                                                     Re-elect Professor Marti G.             Management        For        For
                                                     Subrahmanyam as a Director, who
                                                     retires by rotation

                                                     Re-elect Mr. S Gopalakrishnan as        Management        For        For
                                                     a Director, who retires by
                                                     rotation

                                                     Re-elect Mr. S. D. Shibulal as a        Management        For        For
                                                     Director, who retires by rotation

                                                     Re-elect Mr. T. V. s Mohanda Pai        Management        For        For
                                                     as a Director, who retires by
                                                     rotation


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Infosys      6205122        06/12/04      Appoint Bharat S. Raut, & Company,      Management        For        For
           Technologies                              Chartered Accountants, as the
           (Cont.)                                   Auditors of the Company for the YE
                                                     31 MAR 2005, at a fee to be
                                                     determined by the Board of
                                                     Directors in consultation with
                                                     the Auditors which fee may be
                                                     paid on a progressive billing
                                                     basis to be agreed between the
                                                     Auditors and the Board of
                                                     Directors or such employee of the
                                                     Company as approved by the Board

                                                     Approve, pursuant to the                Management        For        For
                                                     applicable provisions of the
                                                     Securities and Exchange Board of
                                                     India Delisting of Securities
                                                     Guidelines 2003 and subject to
                                                     the provisions of the Companies
                                                     Act, 1956, Securities Contracts
                                                     (Regulation), Act, 1956 and the
                                                     Rules framed there under, Listing
                                                     Agreement and all other
                                                     applicable rules, regulations and
                                                     guidelines and subject to the
                                                     approval of stock exchanges where
                                                     the shares of the Company are
                                                     listed and any other appropriate
                                                     authority, institutions or
                                                     regulators as may be necessary
                                                     and subject to such conditions
                                                     and modifications, if any, as may
                                                     be prescribed or imposed by any
                                                     authority while granting such
                                                     approvals, permissions and
                                                     sanctions, which may be agreed to
                                                     by the Board of Directors oldie
                                                     Company, to delist the equity
                                                     shares of the Company from the
                                                     Bangalore Stock Exchange Limited
                                                     BGSE at such time as the


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Infosys      6205122        06/12/04      Board may decide; and authorize,
           Technologies                              for the purpose of giving effect
           (Cont.)                                   to this resolution, the Board or any
                                                     Committee thereof on behalf of
                                                     the Company to do all such acts,
                                                     deeds, matters and things as it
                                                     may, in its absolute discretion,
                                                     deem necessary for such purpose
                                                     and with power on behalf of the
                                                     Company to settle any questions,
                                                     difficulties or doubts that may
                                                     arise in this regard without
                                                     requiring the Board to secure any
                                                     further consent or approval of
                                                     the Members of the Company

                                                     Approve to pay and distribute,          Management        For        For
                                                     pursuant to the provisions of
                                                     Section 309 and other applicable
                                                     provisions, if any, of the
                                                     Companies Act, 1956, a sum not
                                                     exceeding 0.5% per annum of the
                                                     net profits of the Company
                                                     calculated in accordance with the
                                                     provisions of Sections 198, 349
                                                     and 350 of the Companies Act,
                                                     1956, amongst the Directors of
                                                     the Company or some or any of
                                                     them other than the Managing
                                                     Director and the Executive
                                                     Directors in such amounts or
                                                     proportions and in such manner
                                                     and in all respects as may be
                                                     directed by the Board of
                                                     Directors till 31 MAR 2008 and
                                                     such payments shall be made out
                                                     of the profits of the Company for
                                                     each corresponding year


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Infosys      6205122        06/12/04      Approve, pursuant to the provisions     Management        For        For
           Technologies                              of Sections 198; 269, 309, 310 and
           (Cont.)                                   other applicable provisions, if any
                                                     read with Schedule XIII of the
                                                     Companies Act, 1956, including
                                                     any statutory modifications or
                                                     re-enactments thereof, the
                                                     revision in the terms of
                                                     remuneration payable to Mr. S.
                                                     Gopalakrishnan, Mr. T.V. Mohandas
                                                     Pai, Mr. Srinath Batni and Mr.
                                                     S.D. Shibulal hereinafter
                                                     collectively referred to as
                                                     Executive Directors to the effect
                                                     that the Executive Directors
                                                     shall be paid with effect from 01
                                                     JUL 2003, till the expiry of
                                                     their present term of office,
                                                     remuneration by way of salary,
                                                     perquisites etc

                                                     Approve, pursuant to the                Management        For        For
                                                     Provisions of Sections 198, 269,
                                                     309, 310 and other applicable
                                                     provisions, if any, read with
                                                     Schedule XIII of the Companies
                                                     Act, 1956, including any
                                                     statutory modifications or
                                                     re-enactments thereof, for the
                                                     time being in force, the revision
                                                     in the terms of remuneration
                                                     payable to Mr. N.R. Narayana
                                                     Murthy, Mr. Nandan M. Nilekani,
                                                     Mr. S. Gopalakrishnan, Mr. K.
                                                     Dinesh, Mr. T.V. Mohandas Pai,
                                                     Mr. Srinath Batni and Mr. S.D.
                                                     Shibulal hereinafter collectively
                                                     referred to as Executive
                                                     Directors to the effect that the
                                                     Executive Directors shall be paid
                                                     with effect from 01 APR 2004,
                                                     till the expiry


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Infosys      6205122        06/12/04      of their present term of office,
           Technologies                              remuneration by way of salary,
           (Cont.)                                   perquisites, etc

                                                     Approve that, in accordance with        Management        For        For
                                                     the provisions of Sections 198,
                                                     269, 309 and Schedule XIII and
                                                     other applicable provisions, if
                                                     any, of the Companies Act, 1956,
                                                     Mr. S. Gopalakrishnan be
                                                     reappointed as the Deputy
                                                     Managing Director and Chief
                                                     Operating Officer for a further
                                                     period of 5 years with effect
                                                     from 17 OCT 2004, on the terms
                                                     and conditions as set out in the
                                                     draft agreement to be executed by
                                                     Mr. S. Gopalakrishnan, including
                                                     the remuneration to be paid in
                                                     the event of loss or inadequacy
                                                     of profits in any FY during the
                                                     aforesaid period, submitted to
                                                     this meeting and for
                                                     identification initialed by the
                                                     Company Secretary, with liberty
                                                     to the Board of Directors, to
                                                     alter, vary and modify the terms
                                                     of the said
                                                     reappointment/remuneration
                                                     including salary, performance
                                                     bonus, allowances and perquisites
                                                     in such a manner as may be agreed
                                                     to between the Board of Directors
                                                     and Mr. S. Gopalakrishnan within
                                                     and in accordance with and
                                                     subject to the limits prescribed
                                                     in Schedule XIII to the Companies
                                                     Act, 1956, or any amendment or
                                                     any statutory modification
                                                     thereto and conditions, if any,as
                                                     may be stipulated by the Central
                                                     Government and as may be agreed
                                                     to accordingly between the Board
                                                     of Directors and Mr. S.
                                                     Gopalakrishnan; and that,
                                                     notwithstanding anything


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Infosys      6205122        06/12/04      herein above stated where in any
           Technologies                              FY closing on and after
           (Cont.)                                   31 MAR 2005, the Company
                                                     incurs a loss or its profits are
                                                     inadequate, the Company shall pay
                                                     Mr. S. Gopalakrishnan
                                                     remuneration by way of salary
                                                     performance bonus and other
                                                     allowances not exceeding a sum of
                                                     INR 24,00,000 per annum or INR
                                                     2,00,000 per month and in
                                                     addition thereto the perquisites
                                                     not exceeding the limits
                                                     specified under Paragraph 2 of
                                                     Section 11, Part II of Schedule
                                                     XIII to the Companies Act, 1956,
                                                     or such other limits as may be
                                                     prescribed by the Government from
                                                     time to time as minimum
                                                     remuneration

                                                     Approve to increase the                 Management        For        For
                                                     authorized share capital of the
                                                     Company from INR 50,00,00,000
                                                     divided into 10,00,00,000 equity
                                                     shares of INR 5 each to INR
                                                     150,00,00,000 divided into
                                                     30,00,00,000 equity shares of INR
                                                     5 each and consequently the
                                                     existing Clause V of the
                                                     Memorandum of Association of the
                                                     company be altered by deleting
                                                     the same and substituting in
                                                     place and instead thereof a new
                                                     Clause V

                                                     Amend the Articles of Association       Management        Abstain
                                                     of the Company by deleting the
                                                     existing Article 3 and
                                                     substituting in place and instead
                                                     thereof a new Article 3


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Infosys      6205122        06/12/04      Approve that, in accordance with the    Management        For        For
           Technologies                              relevant provisions of the Articles of
           (Cont.)                                   Association of the Company and
                                                     recommendation of the Board of
                                                     Directors and subject to the
                                                     guidelines issued by the
                                                     Securities and Exchange Board of
                                                     India and such approvals as may
                                                     be required in this regard,
                                                     consent of the members be and is
                                                     hereby accorded to the Board of
                                                     Directors of the Company herein
                                                     after referred to as the Board,
                                                     which expression shall be deemed
                                                     to include a Committee of
                                                     Directors duly authorized in this
                                                     behalf , for capitalization of
                                                     such of the general reserves of
                                                     the Company as may be considered
                                                     necessary by the Board for the
                                                     purpose of issue of bonus shares
                                                     of INR 5 each, credited as fully
                                                     paid up shares to the holders of
                                                     the existing equity shares of the
                                                     Company whose names appear in the
                                                     Register of Members on such date
                                                     as may be fixed in this regard,
                                                     in the proportion of three equity
                                                     shares for every one existing
                                                     equity share held by them;
                                                     consequent to the issue of bonus
                                                     shares, herein before resolved,
                                                     in accordance with the relevant
                                                     provisions of the Articles of
                                                     Association of the Company and
                                                     subject to any registration
                                                     statement to be filed with the
                                                     Securities and Exchange
                                                     Commission, USA and any other
                                                     requirement under any law,
                                                     consent of the shareholders be
                                                     accorded to the Board of
                                                     Directors of the Company
                                                     hereinafter referred to as the
                                                     Board, which expression shall


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Infosys      6205122        06/12/04      be deemed to include a Committee
           Technologies                              Directors duly authorized in this
           of (Cont.)                                behalf for the purpose of issue of
                                                     stock dividend Bonus , credited
                                                     as fully paid up to the holders
                                                     of the existing American
                                                     Depository Shares of the Company
                                                     whose names appear on such date
                                                     as may be fixed in this regard,
                                                     in the proportion of one American
                                                     Depository Share for every one
                                                     existing American Depositary
                                                     Share held by them; consequent to
                                                     the issue of bonus shares and
                                                     stock dividend in respect of the
                                                     equity shares and American
                                                     Depositary Shares, the ratio of
                                                     the equity shares to American
                                                     Depositary Shares be in the
                                                     proportion of one American
                                                     Depositary Share for every one
                                                     equity share; no allotment
                                                     letters shall be issued to the
                                                     allottees of the bonus shares and
                                                     that the certificate s in respect
                                                     of bonus shares shall be
                                                     completed and thereafter be
                                                     dispatched to the allottees
                                                     thereof within the period
                                                     prescribed or that may be
                                                     prescribed in this behalf, from
                                                     time to time, except in respect
                                                     of those allottees who opt for
                                                     issue of shares in dematerialized
                                                     form; the issue and allotment of
                                                     the said bonus shares to the
                                                     extent they relate to
                                                     Non-Resident Indians NRIs ,
                                                     Persons of Indian Origin PIO /
                                                     Overseas Corporate Bodies OCBs
                                                     and other foreign investors of
                                                     the Company will be subject to
                                                     the approval of the Reserve Bank
                                                     of India RBI , as may be
                                                     necessary; for the purposes of
                                                     giving effect to the bonus issue
                                                     of Equity Shares and American
                                                     Depository Shares resolved
                                                     hereinbefore, the issuance of
                                                     equity shares and / or American
                                                     Depository


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Infosys      6205122        06/12/04      Shares or instruments or securities
           Technologies                              of representing the same, the Board
           (Cont.)                                   and other designated Officers of the
                                                     Company be authorized on behalf
                                                     of the Company to do all such
                                                     acts, deeds, matters and things
                                                     as it may at its discretion deem
                                                     necessary or desirable for such
                                                     purpose, including without
                                                     limitation, filing a registration
                                                     statement, if any and other
                                                     documents with the Securities and
                                                     Exchange Commission, USA and / or
                                                     the Securities and Exchange Board
                                                     of India, listing the additional
                                                     Equity Shares and/or American
                                                     Depository Shares on the
                                                     Bangalore Stock Exchange, the
                                                     Stock Exchange, Mumbai, National
                                                     Stock Exchange of India and the
                                                     NASDAQ National Market, as the
                                                     case may be, amending, if
                                                     necessary the relevant sections
                                                     of the Agreement entered into
                                                     between the Company, Bankers
                                                     Trust Company, New York the
                                                     Depository to the Company's ADSs
                                                     and the American Depositary
                                                     Receipt Holders the Depositary
                                                     Agreement in connection with the
                                                     Company's ADS offering and
                                                     listing on the NASDAQ and the
                                                     entering into of any depositary
                                                     arrangements in regard to any
                                                     such bonus as it may in its
                                                     absolute discretion deem fit; and
                                                     that the Board be authorized to
                                                     take all other steps as may be
                                                     necessary to give effect to the
                                                     aforesaid resolution and
                                                     determine all other terms and
                                                     conditions of the issue of bonus
                                                     shares as the Board may in its
                                                     absolute discretion deem fit


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Infosys      6205122        06/12/04      Authorize the Trustees of the Infosys   Management        For        For
           Technologies                              Technologies Employees Welfare Trust
           (Cont.)                                   the Trust to form a new trust for the
                                                     benefit and welfare of the
                                                     employees and to transfer or in
                                                     any other manner convey to such
                                                     newly created trust, the equity
                                                     shares which have been returned
                                                     to the Trust or are remaining
                                                     unutilized with the Trust,
                                                     pursuant to the Company's 1994
                                                     Employee Stock Offer Plan or to
                                                     convey the proceeds from any sale
                                                     of such equity shares to create
                                                     the corpus for the trust so
                                                     established; and to determine all
                                                     other terms and conditions of the
                                                     formation and operation of the
                                                     new charitable trust.

Taiwan     Largan       6451668        06/11/04      Approve the business report for 2003    Management        For        For
           Precision Co
                                                     Approve the Supervisors' audit          Management        For        For
                                                     report

                                                     Approve the status of investment        Management        For        For
                                                     in Mainland China

                                                     Approve the status of investment        Management        For        For
                                                     in others

                                                     Acknowledge the financial               Management        For        For
                                                     statements and the business
                                                     reports for 2003

                                                     Approve the distribution of;            Management        For        For
                                                     earnings for 2003cash dividend:
                                                     TWD 6 per share


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Taiwan     Largan       6451668        06/11/04      Approve to increase the capital         Management        For        For
           Precision Co                              by issuing new shares from
           (Cont.)                                   retained earnings and employee's
                                                     bonus; bonus issue for retained
                                                     earning: TWD 0.1 per share
                                                     withholding tax TWD 20

                                                     Amend the partial Articles              Management        Abstain
                                                     of Incorporation

                                                     Re-elect the 12th Directors and         Management        For        For
                                                     the Supervisors

                                                     Approve to lift the restriction         Management        Abstain
                                                     on the Directors' duty for non-
                                                     competition with other Company

                                                     Other proposals and motion              Management        For        For


Korea      LG Insurance 6162164        06/10/04      Approve the financial statements        Management        For        For
           Co Ltd

                                                     Amend the Articles of                   Management        Abstain
                                                     Incorporation

                                                     Appoint the Directors                   Management        For        For

                                                     Approve the remuneration limit          Management        For        For
                                                     for the Directors


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Maxis        6530523        06/07/04      Authorize the Company and its           Management        For        For
           Communications                            subsidiaries, pursuant to Paragraph
                                                     10.09 of Bursa Malaysia Listing
                                                     Requirements, to enter into
                                                     recurrent related party
                                                     transactions of a revenue or
                                                     trading nature with MEASAT
                                                     Broadcast Network Systems Sdn Bhd
                                                     and Multimedia Interactive
                                                     Technologies Sdn Bhd, provided
                                                     that such transactions are
                                                     necessary for the day-to-day
                                                     operations of the Company and its
                                                     subsidiaries and are carried out
                                                     in the ordinary course of
                                                     business on normal commercial
                                                     terms and on terms which are not
                                                     more favorable to the parties
                                                     with which such recurrent
                                                     transactions are to be entered
                                                     into than those generally
                                                     available to the public and are
                                                     not detrimental to the minority
                                                     shareholders of the Company;
                                                     Authority expires the earlier of
                                                     the conclusion of the next AGM of
                                                     the Company or the expiration of
                                                     the period within which the next
                                                     AGM required to be held pursuant
                                                     to Section 143(1) of the
                                                     Companies Act, 1965 but shall not
                                                     extend to such extension as
                                                     allowed pursuant to Section
                                                     143(2) of the Companies Act, 1965
                                                     ; and authorize the Director of
                                                     the Company to complete and do
                                                     all such acts and things
                                                     including executing all such
                                                     documents as required as they may
                                                     consider expedient or necessary
                                                     to give effect to this Resolution


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Maxis        6530523        06/07/04      Authorize the Company and               Management        For        For
           Communications                            its subsidiaries, pursuant to
           (Cont.)                                   Paragraph 10.09 of Bursa Malaysia
                                                     Listing Requirements, to enter
                                                     into recurrent related party
                                                     transactions of a revenue or
                                                     trading nature with i) SRG Asia
                                                     Pacific Sdn Bhd; and ii) UT
                                                     Projects Sdn Bhd, provided that
                                                     such transactions are necessary
                                                     for the day-to-day operations of
                                                     the Company and its subsidiaries
                                                     and are carried out in the
                                                     ordinary course of business on
                                                     normal commercial terms and on
                                                     terms which are not more
                                                     favorable to the parties with
                                                     which such recurrent transactions
                                                     are to be entered into than those
                                                     generally available to the public
                                                     and are not detrimental to the
                                                     minority shareholders of the
                                                     Company; Authority expires the
                                                     earlier of the conclusion of the
                                                     next AGM of the Company or the
                                                     expiration of the period within
                                                     which the next AGM is required to
                                                     be held pursuant to Section
                                                     143(1) of the Companies Act, 1965
                                                     but shall not extend to such
                                                     extension as may be allowed
                                                     pursuant to Section 143(2) of the
                                                     Companies Act 1965 ; and
                                                     authorize the Director of the
                                                     Company to complete and do all
                                                     such acts and things including
                                                     executing all such documents as
                                                     required as they consider
                                                     expedient or necessary to give
                                                     effect to this resolution


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Maxis        6530523        06/07/04      Authorize the Company and its           Management        For        For
           Communications                            subsidiaries, pursuant to
           (Cont.)                                   Paragraph 10.09 of Bursa
                                                     Malaysia Listing Requirements, to
                                                     enter into recurrent related
                                                     party transactions of a revenue
                                                     or trading nature with Binariang
                                                     Satellite Systems Sdn Bhd,
                                                     provided that such transactions
                                                     are necessary for the day-to-day
                                                     operations of the Company and its
                                                     subsidiaries and are carried out
                                                     in the ordinary course of
                                                     business on normal commercial
                                                     terms and on terms which are not
                                                     more favorable to Binariang
                                                     Satellite Systems Sdn Bhd than
                                                     those generally available to the
                                                     public and are not detrimental to
                                                     the minority shareholders of the
                                                     Company; Authority expires the
                                                     earlier of the conclusion of the
                                                     next AGM of the Company or the
                                                     expiration of the period within
                                                     which the next AGM is required to
                                                     be held pursuant to Section
                                                     143(1) of the Companies Act, 1965
                                                     but shall not extend to such
                                                     extension as allowed pursuant to
                                                     Section 143(2) of the Companies
                                                     Act, 1965 ; and authorize the
                                                     Director of the Company to
                                                     complete and do all such acts and
                                                     things including executing all
                                                     such documents as required as
                                                     they consider expedient or
                                                     necessary to give effect to this
                                                     resolution


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Maxis       6530523         06/07/04      Authorize the Company and its           Management        For        For
           Communications                            subsidiaries, pursuant to Paragraph
           (Cont.)                                   10.09 of Bursa Malaysia Listing
                                                     Requirements, to enter into
                                                     recurrent related party
                                                     transactions of a revenue or
                                                     trading nature with i) Tanjong
                                                     Golden Village Sdn Bhd; and ii)
                                                     Tanjong City Centre Property
                                                     Management Sdn Bhd, provided that
                                                     such transactions are necessary
                                                     for the day-to-day operations of
                                                     the Company and its subsidiaries
                                                     and are carried out in the
                                                     ordinary course of business on
                                                     normal commercial terms and on
                                                     terms which are not more
                                                     favorable to the parties with
                                                     which such recurrent transactions
                                                     are to be entered into than those
                                                     generally available to the public
                                                     and are not detrimental to the
                                                     minority shareholders of the
                                                     Company; Authority expires the
                                                     earlier of the conclusion of the
                                                     next AGM of the Company or the
                                                     expiration of the period within
                                                     which the next AGM is required to
                                                     be held pursuant to Section
                                                     143(1) of the Companies Act, 1965
                                                     but shall not extend to such
                                                     extension as allowed pursuant to
                                                     Section 143(2) of the Companies
                                                     Act, 1965 ; and authorize the
                                                     Director of the Company to
                                                     complete and do all such acts and
                                                     things including executing all
                                                     such documents as required as
                                                     they consider expedient or
                                                     necessary to give effect to this
                                                     Resolution


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Maxis        6530523        06/07/04      Authorize the Company and its           Management        For        For
           Communications                            subsidiaries, pursuant to Paragraph
           (Cont.)                                   10.09 of Bursa Malaysia Listing
                                                     Requirements, to enter into
                                                     recurrent related party
                                                     transactions of a revenue or
                                                     trading nature with Arena Johan
                                                     Sdn Bhd and Asas Klasik Sdn Bhd,
                                                     provided that such transactions
                                                     are necessary for the day-to-day
                                                     operations of the Company and its
                                                     subsidiaries and are carried out
                                                     in the ordinary course of
                                                     business on normal commercial
                                                     terms and on terms which are not
                                                     more favorable to parties with
                                                     which such recurrent transactions
                                                     are to be entered into than those
                                                     generally available to the public
                                                     and are not detrimental to the
                                                     minority shareholders of the
                                                     Company; Authority expires the
                                                     earlier of the conclusion of the
                                                     next AGM of the Company or the
                                                     expiration of the period within
                                                     which the next AGM is required to
                                                     be held pursuant to Section
                                                     143(1) of the Companies Act, 1965
                                                     but shall not extend to such
                                                     extension as may be allowed
                                                     pursuant to Section 143(2) of the
                                                     Companies Act, 1965 ; and
                                                     authorize the Director of the
                                                     Company to complete and do all
                                                     such acts and things including
                                                     executing all such documents as
                                                     required as they consider
                                                     expedient or necessary to give
                                                     effect to this resolution


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Maxis        6530523        06/07/04      Authorize the Company and its           Management        For        For
           Communications                            subsidiaries, pursuant to Paragraph
           (Cont.)                                   10.09 of Bursa Malaysia Listing
                                                     Requirements, to enter into
                                                     recurrent related party
                                                     transactions of a revenue or
                                                     trading nature with i) Oakwood
                                                     Sdn Bhd; ii) Arab ii) Malaysian
                                                     Property Trust Management Bhd;
                                                     iii) MBf Property Holdings Sdn
                                                     Bhd; iv) AmFinance Berhad; v)
                                                     Resorts World Berhad, Genting
                                                     Highlands Berhad and Genting Golf
                                                     Course Berhad; vi) Genting
                                                     Property Management Sdn Bhd; and
                                                     vii) Asiatic Land Development Sdn
                                                     Bhd, provided that such
                                                     transactions are necessary for
                                                     the day-to-day operations of the
                                                     Company and its subsidiaries and
                                                     are carried out in the ordinary
                                                     course of business on normal
                                                     commercial terms and on terms
                                                     which are not more favorable to
                                                     the parties with which such
                                                     recurrent transactions are to be
                                                     entered into than those generally
                                                     available to the public and are
                                                     not detrimental to the minority
                                                     shareholders of the Company;
                                                     Authority expires the earlier of
                                                     the conclusion of the next AGM of
                                                     the Company or the expiration of
                                                     the period within which the next
                                                     AGM is required to be held
                                                     pursuant to Section 143(1) of the
                                                     Companies Act, 1965 but shall not
                                                     extend to such extension as may
                                                     be allowed pursuant to Section
                                                     143(2) of the Companies Act, 1965;
                                                     and authorize the Director of
                                                     the Company to complete and do
                                                     all such acts and things
                                                     including executing all such
                                                     documents as required as they
                                                     consider


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Maxis        6530523        06/07/04      expedient or necessary to give
           Communications                            effect to this resolution
            (Cont.)

                                                     Authorize the Company and
                                                     Management For For its
                                                     subsidiaries, pursuant to
                                                     Paragraph 10.09 of Bursa Malaysia
                                                     Listing Requirements, to enter
                                                     into recurrent related party
                                                     transactions of a revenue or
                                                     trading nature with HeiTech Padu
                                                     Berhad, provided that such
                                                     transactions are necessary for
                                                     the day-to-day operations of the
                                                     Company and its subsidiaries and
                                                     are carried out in the ordinary
                                                     course of business on normal
                                                     commercial terms and on terms
                                                     which are not more favorable to
                                                     HeiTech Padu Berhad than those
                                                     generally available to the public
                                                     and are not detrimental to the
                                                     minority shareholders of the
                                                     Company; Authority expires the
                                                     earlier of the conclusion of the
                                                     next AGM of the Company or the
                                                     expiration of the period within
                                                     which the next AGM is required to
                                                     be held pursuant to Section
                                                     143(1) of the Companies Act, 1965
                                                     but shall not extend to such
                                                     extension as may be allowed
                                                     pursuant to Section 143(2) of the
                                                     Companies Act, 1965 ;and
                                                     authorize the Director of the
                                                     Company to complete and do all
                                                     such acts and things including
                                                     executing all such documents as
                                                     required as they consider
                                                     expedient or necessary to give
                                                     effect to this resolution


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Maxis        6530523        06/07/04      Authorize the Director, subject         Management        Abstain
           Communications                            to the approvals of all relevant
           (Cont.)                                   authorities, to adopt the Amended
                                                     and Restated Bye-Laws in
                                                     substitution for and to the
                                                     exclusion of the existing
                                                     Bye-Laws governing and
                                                     constituting the ESOS of the
                                                     Company; and authorize the
                                                     Director to give effect to the
                                                     Amended and Restated Bye-Laws
                                                     with full powers to make any
                                                     variations, modifications and
                                                     amendments in any manner as
                                                     required or agreed by the
                                                     relevant authority/authorities or
                                                     be deemed fit in the best
                                                     interests of the Company and take
                                                     all steps or do all things as
                                                     they deem necessary or expedient
                                                     in order to implement, finalize
                                                     and give full effect to the
                                                     Amended and Restated Bye-Laws

                                                     Authorize the Board of Directors        Management        For        For
                                                     of the Company, pursuant to the
                                                     authority to the Directors of the
                                                     Company under the Bye-Laws
                                                     governing Maxis' Employee Share
                                                     Option Scheme ESOS and the terms
                                                     of the Contract of Service
                                                     between the Company and Dato'
                                                     Jamaludin bin Ibrahim, at any
                                                     time and from time to time during
                                                     the period commencing from the
                                                     date on which this resolution is
                                                     passed the approval date, to
                                                     offer and grant to Dato'
                                                     Jamaludin bin Ibrahim, the Chief
                                                     Executive Officer and an
                                                     Executive Director of the
                                                     Company, option or options to
                                                     subscribe for up to a maximum of
                                                     1,000,000 ordinary shares of MYR
                                                     0.10 each in Maxis available
                                                     under the ESOS provided not more
                                                     than


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   Maxis        6530523        06/07/04      50% of the shares available under
           Communications                            the ESOS be allocated, in aggregate,
           (Cont.)                                   to Executive Directors and Senior
                                                     Management of the Company and its
                                                     subsidiaries and subject to such
                                                     terms and conditions of the
                                                     Bye-Laws and/or any adjustments
                                                     which be made in accordance with
                                                     the provisions of the Bye-Laws of
                                                     the ESOS; Authority expires the
                                                     earlier of the conclusion of the
                                                     AGM of the Company commencing
                                                     next after the approval date or
                                                     the expiration of the period
                                                     within which the next AGM of the
                                                     Company is required by law to be
                                                     held


Taiwan     Sinopac      6525875        06/11/04      Approve the 2003 business and           Management        For        For
           Holdings                                  financial Reports

                                                     Approve the 2003 audited report         Management        For        For

                                                     Approve to report the status of         Management        For        For
                                                     1st stock buy back

                                                     Approve to recognize business           Management        For        For
                                                     reports and financial reports of
                                                     2003

                                                     Approve to abolish the                  Management        Abstain
                                                     guidelines for endorsements
                                                     and guarantees

                                                     Approve to revise the                   Management        Abstain
                                                     guidelines for extension of
                                                     monetary loans to others


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Taiwan     Sinopac      6525875        06/11/04      Approve to revise the guidelines        Management        Abstain
           Holdings                                  for acquisition or disposal
           (Cont.)                                   of the assets

                                                     Approve to revise the guidelines        Management        Abstain
                                                     for derivatives transaction

                                                     Acknowledge the plan change of          Management        Abstain
                                                     fund from 1st overseas
                                                     convertible corporate bond

                                                     Approve the equity acquisition of       Management        Abstain
                                                     Anshin Card Service

                                                     Approve the dividend distribution       Management        For        For
                                                     for 2003

                                                     Approve the net profit                  Management        For        For
                                                     allocation: cash dividend: TWD
                                                     0.50 per share; and stock
                                                     dividend: FM R/E 46/1000

                                                     Amend the Articles of                   Management        Abstain
                                                     Incorporation

                                                     Extraordinary motions                   Management        For        For


Hong Kong  Dah Sing     6249799        6/12/04       Approve the separate listing            Management        Against    Against
           Financial                                 in Dah Sing Banking group
           (Cont.)
                                                     Approve the share option scheme         Management        Against    Against
                                                     of Dah Sing Banking Group

                                                     Amend the Articles of Association       Management Abstain


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Indonesia  PT Hanjaya   6404242        06/18/04      Approve the report of the board of      Management        For        For
           Mandala Sampoe                            Directors for 2003

                                                     Approve the balance sheet and the       Management        For        For
                                                     statement of profit and loss

                                                     Approve the appropriation of the        Management        For        For
                                                     Company's FY 2003 earnings

                                                     Appoint the certified public            Management        For        For
                                                     accountant to audit the company's
                                                     financial statements for FY 2004

                                                     Approve the change in application       Management        For        For
                                                     of funds derived from the net
                                                     profit of the company which was
                                                     previously to be allocated as
                                                     funds for the repurchase of
                                                     shares to funds distributed as
                                                     cash dividends to shareholders

                                                     Approve the withdrawal of a             Management        For        For
                                                     number of shares having nominal
                                                     value of IDR 100 per share, which
                                                     have been repurchased by the
                                                     company.

Hong Kong  Kerry        6486314        6/25/04       Approve that the relevant               Management        Abstain
           Properties Ltd                            contemplated under the master
                                                     agreement, a copy of which has
                                                     been produced to this meeting
                                                     marked A and signed by the
                                                     Chairman hereof for the purpose
                                                     of identification; and authorize
                                                     the Board of Directors of the
                                                     Company to take all such actions
                                                     as it considers necessary or
                                                     desirable to implement and give
                                                     effect to the master agreement
                                                     and the relevant transactions
                                                     contemplated under the master
                                                     agreement


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong  Kerry        6486314        6/25/04       Approve to adopt the Chinese            Management        Abstain
           Properties Ltd                            Company name and such Chinese
           (Cont.)                                   name be filed and/or registered
                                                     with the Registrar of the
                                                     Companies in Hong Kong under Part
                                                     XI of the Companies Ordinance
                                                     Chapter 2 of the Laws of Hong
                                                     Kong and authorize the Directors
                                                     of the Company to do all such
                                                     Acts, deeds and things as they
                                                     may, in their absolute
                                                     discretion, deem fit, to effect
                                                     and implement such adoption of
                                                     Chinese name by the Company

                                                     Adopt the new Bye-laws of the           Management        Abstain
                                                     Company which has been marked B
                                                     and signed by the Chairman hereof
                                                     for the purpose of identification


India      Corporation  6100993        6/25/04       Approve the balance sheet of the        Management        Abstain
           Bank                                      Bank as at 31 MAR 2004,
                                                     profit and loss accounts of the
                                                     Bank for the YE 31 MAR 2004, the
                                                     report of the Board of Directors
                                                     on the working and activities of
                                                     the Bank for the period covered
                                                     by the accounts and the Auditors'
                                                     report on the balance sheet and
                                                     the accounts

                                                     Approve the valid nominations           Management        Abstain
                                                     received from the shareholders of
                                                     the Bank and elect one Director
                                                     representing the shareholders of
                                                     the Bank other than the Central
                                                     Government, in the vacancy caused
                                                     by the resignation of Shri S.B.


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Corporation  6100993        06/25/04      Mathur, Chairman of Life
           Bank                                      Insurance Corporation of India,
                                                     to hold office from the date of
                                                     assumption of such office till 24
                                                     JUL 2005, in terms of Clause 11B
                                                     of the Nationalized Banks
                                                     Management and Miscellaneous
                                                     Provisions Scheme, 1980 read with
                                                     the Banking Regulation Act, 1949,
                                                     the Banking Companies Acquisition
                                                     and Transfer of Undertakings Act,
                                                     1980 and Corporation Bank shares
                                                     and meetings Regulations, 1998

India      Ranbaxy      6101071        06/25/04      Receive, consider and adopt the         Management        For        For
           Laboratories                              Ltd profit and loss account
                                                     for the YE 31 DEC 2003 and the
                                                     balance sheet as at that date and
                                                     the reports of the Directors and
                                                     the Auditors thereon

                                                     Declare a dividend on equity            Management        For        For
                                                     shares

                                                     Re-appoint Mr. Tejendra Khanna as       Management        For        For
                                                     a Director

                                                     Re-appoint Mr. Vivek Bharat Ram         Management        For        For
                                                     as a Director

                                                     Re-appoint Mr. Vivek Mehra as a         Management        For        For
                                                     Director

                                                     Re-appoint M/s. Walker, Chandiok        Management        For        For
                                                     & Co, as the Auditors of the
                                                     Company until the conclusion of
                                                     the next AGM and fix their
                                                     remuneration


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Ranbaxy      6101071        06/25/04      Appoint Mr. Gurucharan Das as           Management        For        For
           Laboratories Ltd                          a Director of the Company

                                                     Appoint Mr. Malvinder Mohan Singh       Management        For        For
                                                     as a Director of the Company

                                                     Approve to appoint, pursuant to         Management        For        For
                                                     the Sections 198, 269and 309 read
                                                     with Schedule XIII of the
                                                     Companies, Act, 1956 and other
                                                     applicable provisions, Mr.
                                                     Malvinder Mohan Singh as
                                                     President- Pharmaceuticals and
                                                     Whole-time Director of the
                                                     Company for a period of 5 years
                                                     effective 01 JAN 2004, at a
                                                     specified remuneration and
                                                     authorize the Board of Directors
                                                     to take such steps as the Board
                                                     may consider necessary or
                                                     expedient to give effect to the
                                                     resolution

                                                     Approve that subject to requisite       Management        Abstain
                                                     approvals, the Directors of the
                                                     Company other than the Managing
                                                     and Whole-time Directors may be
                                                     paid remuneration, by way of
                                                     commission annually for each of
                                                     the 5 FY of the Company
                                                     commencing from 01 JAN 2004 as
                                                     may be determined by the Board of
                                                     Directors or a Committee thereof
                                                     from time to time not exceeding
                                                     1% of the net profit of the
                                                     Company in aggregate for all the
                                                     Non-Executive Directors in a FY
                                                     as provided under Section 309(4)
                                                     of the Companies Act, 1956 or any


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Ranbaxy      6101071        06/25/04      amendment or modification thereof
           Laboratories Ltd                          and computed in the manner referred
           (Cont.)                                   to in Section 198(1) of the
                                                     Companies Act, 1956 or an
                                                     amendment or modification thereof
                                                     and further that such payment in
                                                     the above manner to be in
                                                     addition to the fees for
                                                     attending meetings of the Board
                                                     and Committee(s) thereof which
                                                     each such Director may be
                                                     entitled to receive under the
                                                     Articles of Association of the
                                                     Company and authorize the Board
                                                     of Directors to take such steps
                                                     as the Board may consider
                                                     necessary or expedient to give
                                                     effect to the resolution

India      Reliance.    6099626        06/24/04      Approve and adopt the audited balance   Management        For        For
           Industries, Ltd                           sheet as at 31 MAR 2004, profit and
                                                     loss account for the YE on that date
                                                     and the reports of Board of
                                                     Directors and the Auditors
                                                     thereon. Declare a dividend on
                                                     Equity Shares.

                                                     Re-appoint Shri M. L. Bhakta as a       Management        For        For
                                                     Director, who retires by rotation

                                                     Re-appoint Dr. D.V. Kapur as a          Management        For        For
                                                     Director, who retires by rotation

                                                     Re-appoint Shri M.P. Modi as a          Management        For        For
                                                     Director, who retires by rotation


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
India      Reliance.    6099626        06/24/04      Appoint Messrs Chaturvedi & Shah,       Management        For        For
           Industries, Ltd                           Chartered Accountants, and Messrs
                                                     Rajendra & Co., Chartered
                                                     Accountants, the retiring
                                                     Auditors of the Company, as Joint
                                                     Auditors, who hold office from
                                                     the conclusion of this AGM until
                                                     the conclusion of the next AGM
                                                     and fix their remuneration


Malaysia   Resorts      6731962        06/23/04      Receive and adopt the audited           Management        For        For
           World BHD                                 financial statements

                                                     Sanction the declaration of a           Management        For        For
                                                     final dividend

                                                     Approve the payment of Directors'       Management        For        For
                                                     fees

                                                     Re-elect Mr. Tan Shri Wan Sidek         Management        For        For
                                                     Bin Hj Wan Abdul Rahman as a
                                                     Director

                                                     Re-elect Dr. Lin See Yan as a           Management        For        For
                                                     Director

                                                     Re-elect Mr. Justin Tan Wah Joo         Management        For        For
                                                     as a Director

                                                     Re-elect Mr. Dato Siew Nim Chee         Management        For        For
                                                     as a Director

                                                     Re-appoint the Auditors                 Management        For        For

                                                     Grant authority to allot and            Management        For        For
                                                     issue shares

                                                     Approve to renew the authority to       Management        For        For
                                                     purchase own shares


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   WTK          6771429        06/29/04      Receive and consider the                Management        For        For
           Holdings BHD                              audited financial statements for
                                                     the YE 31 DEC 2003 together with
                                                     the reports of the Directors and
                                                     the Auditors thereon

                                                     Declare the first and the final         Management        For        For
                                                     dividend of 8% less tax

                                                     Approve to increase the payment         Management        For        For
                                                     of Directors' fees from MYR
                                                     90,000 per annum to MYR 120,000
                                                     per annum

                                                     Re-elect Mr. Datuk Wong Kie Nai         Management        For        For
                                                     as a Director who retire by
                                                     rotation in accordance with
                                                     Article 96 of the Company's
                                                     Articles of Association

                                                     Re-elect Mr. Loh Siew Choon as a        Management        For        For
                                                     Director who retires by rotation
                                                     in accordance with Article 96 of
                                                     the Company's Articles of
                                                     Association

                                                     Re-appoint Messrs Ernst & Young         Management        For        For
                                                     as the Auditors of the Company
                                                     and authorize the Directors to
                                                     fix their remuneration

                                                     Authorize the Directors to              Management        For        For
                                                     Section 132D of the Companies
                                                     Act, 1965, to issue shares in the
                                                     capital of the Company, in their
                                                     absolute discretion deem fit
                                                     provided that the aggregate
                                                     number of shares to be issued
                                                     shall not exceed 10% of the total
                                                     issued share capital


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   WTK          6771429        06/29/04      of the Company; and approve             Management        For        For
           Holdings BHD                              the Articles of Association of
           (Cont.)                                   the Company from the Bursa
                                                     Malaysia Securities Berhad;
                                                     Authority expires at the conclusion
                                                     of the next AGM of the Company

                                                     Authorize the Company, subject to       Management        For        For
                                                     the Companies Act, 1965, the
                                                     Company's Memorandum and Articles
                                                     of Association and all applicable
                                                     laws, regulations and guidelines,
                                                     to purchase and hold such amount
                                                     of ordinary shares of MYR 1.00
                                                     each Shares in the Company as may
                                                     be determined by the Directors of
                                                     the Company from time to time
                                                     through the Bursa Malaysia
                                                     Securities Berhad Bursa Malaysia
                                                     upon such terms and conditions as
                                                     the Directors may deem fit in the
                                                     interest of the Company provided
                                                     that the aggregate number of
                                                     Shares purchased and held as
                                                     treasury shares does not exceed
                                                     10% of the total issued and
                                                     paid-up share capital of the
                                                     Company, and that the amount to
                                                     be utilized for the Proposed
                                                     Purchases which will be financed
                                                     via internally-generated funds of
                                                     the Group and/or external
                                                     borrowings will not exceed the
                                                     retained reserve and/or share
                                                     premium of the Company, and the
                                                     audited retained reserve and
                                                     audited share premium of the
                                                     Company as at 31 DEC 2003 were
                                                     MYR 26,961,000 and MYR 20,000;
                                                     and the Shares of the Company to
                                                     be purchased will not be
                                                     cancelled and


COUNTRY    ISSUER       CUSIP          MEETING       SUBJECT                                 PROPOSED BY       VOTE       VOTE FOR
                          /            DATE          OF VOTE                                 MANAGEMENT OR                OR AGAINST
                        SEDOL          (MM/DD/YY)    DESCRIPTION                             SHAREHOLDERS                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Malaysia   WTK          6771429        06/29/04      are proposed to be retained as
           Holdings BHD                              treasury shares or distributed as
           (Cont.)                                   dividends or re-sold on the Bursa
                                                     Malaysia; and authorize the
                                                     Directors to do all acts and
                                                     things to give effect to the
                                                     Proposed Purchases; Authority
                                                     expires the earlier of the
                                                     conclusion of the next AGM of the
                                                     Company or the expiration of the
                                                     period within which the next AGM
                                                     after that date is required to be
                                                     held pursuant to Section 143(1)
                                                     of the Companies Act, 1965

                                                     Approve to renew to allow the           Management        For        For
                                                     Group to enter into recurrent
                                                     related party transactions of a
                                                     revenue or trading nature as
                                                     specified; and Authority expires
                                                     the earlier of the conclusion of
                                                     the next AGM of the Company or
                                                     the expiration of the period
                                                     within which the next AGM after
                                                     that date is required to be held
                                                     pursuant to Section 143(1) of the
                                                     Companies Act, 1965

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Asia Tigers Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Bryan McKigney
                         -------------------------------------------------------
                            Bryan McKigney, Director, President and Chairman
                            (Principal Executive Officer)

Date      August 16, 2004
    ----------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.